June 25, 1998


To Shareholders of the following series of the Exeter Fund:

              Defensive Series
              Blended Asset Series I
              Blended Asset Series II
              Maximum Horizon Series
              Flexible Yield Series I, II, and III
              Tax Managed Series

Dear Shareholder:

Enclosed are copies of the Semi-Annual Reports for each of the above Series of the Exeter Fund in which you owned shares as of April 30, 1998. The reports include information about the Series' performance as well as portfolio listings as of that date.

As of February 27, 1998, the name of the Fund was changed from Manning & Napier Fund, Inc. to Exeter Fund, Inc. At the same time, the Fund's investment advisor was changed to Exeter Asset Management. Manning & Napier Advisors, Inc. acts as sub-advisor to Exeter Asset Management, and the various series of the Fund are managed with the same strategies and by the same team members as they were prior to the change. These changes were made to more clearly distinguish the mutual fund portion of the firm's business from other services we provide.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about your holdings in the Exeter Fund.

Sincerely,



Amy J. Williams
Fund Services Manager

Exeter Fund, Inc.

Blended Asset Series I

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholders:

While all seemed well for the stock market on the surface over the past few months, a closer look reveals that underneath the still-rising price levels, earnings growth had slowed and sales growth had virtually ground to a halt. So, while inflation remains low and the economy continues to grow at a moderate pace, market valuations for U.S. stocks remain very high, reflecting all the good news and none of the potential risk in the current environment.

As a result of what is happening with the U.S. economy and stock market, we have kept a significant portion of the stock in the portfolio invested in foreign companies at more attractive valuations. This also comes at a time when other countries around the world are improving their competitive advantages relative to the U.S., due in part to their cost-cutting efforts and to currency movements. On the domestic side, we have continued to look for stocks that are less likely to be hit as hard by a correction and that can lead in a recovery, basing investments on the fundamentals rather than the fanfare.

On the bond side, the market gained some ground over the period with slightly falling interest rates, but held a relatively cautious stance overall. The yield on the U.S. Treasury bond dropped 20 basis points (0.20%) from where it was six months ago, with most of the ground gained during the last couple of months in 1997. The fixed income portion of the portfolio still maintains a focus on high quality, long-term securities, while the low-inflation globally-competitive environment continues to provide a positive backdrop for bonds.

Management Discussion and Analysis (unaudited)

In conclusion, as we continue to witness the exuberance in the stock market, we maintain our philosophy of patient long-term investing and managing risk based on our long-term overview. Investment selections are being made cautiously, focusing on their prospects of weathering a long period of potentially mediocre market returns, or recovering in the event of a correction.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Asset Allocation - As of 4/30/98

Bonds                             52%
Stocks                            42%
Cash & Equivalents                 6%

Performance Update as of April 30, 1998 (unaudited)






                              Exeter Fund, Inc.
                            Blended Asset Series I
                                                  Total Return
                                                  -------------
Through            Growth of $10,000                       Average
 04/30/98             Investment            Cumulative     Annual
-----------------  -----------------------  -------------  --------

One Year           $                11,806         18.06%    18.06%
Inception2         $                15,657         56.57%    10.17%








                      Lehman Brothers Intermediate Bond Index

                                                              Total Return
                                                              -------------
Through                             Growth of $10,000                  Average
04/30/98                               Investment       Cumulative     Annual
----------------------------------  ------------------  -------------  --------

One Year                            $           10,894          8.94%     8.94%
Inception2                          $           12,998         29.98%     5.83%








                         30 - 70 Blended Index

                                                 Total Return
                                                 -------------

Through                Growth of $10,000                  Average
04/30/98                  Investment       Cumulative     Annual
---------------------  ------------------  -------------  --------

One Year               $           11,824         18.24%    18.24%
Inception2             $           16,279         62.79%    11.11%



The value of a $10,000 investment in the Exeter Fund, Inc. - Blended
Asset Series I from its inception (9/15/93) to present (4/30/98) as compared to the Lehman Brothers Intermediate Bond Index and a 30-70 Blended Index.1

[graphic]
<line chart>
Data for line chart to follow:





                 Exeter               Lehman Brothers
          Blended Asset Series I  Intermediate Bond Index  30-70 Blended Index
Date
09/15/93               $10,000                    $10,000              $10,000
12/31/93                10,092                     10,032               10,081
12/31/94                10,012                      9,838                9,986
12/31/95                12,123                     11,347               12,151
10/31/96                12,806                     11,728               13,040
10/31/97                14,472                     12,606               14,965
04/30/98                15,657                     12,998               16,279



1 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,080 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 30-70 Blended Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stocks Exchange, and Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2 Performance numbers for the Fund and Indices are calculated from September 15, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)






                                                              VALUE
                                                  SHARES     (NOTE 2)
COMMON STOCK - 41.52%

AGRICULTURAL PRODUCTION - 0.03%
   Sylvan, Inc.*                                     675  $   10,209
                                                          -----------

AMUSEMENT & RECREATION SERVICES - 0.59%
   Resorts World Bhd. - ADR (Note 7)              17,900     172,298
                                                          -----------

APPAREL - 0.06%
   Novel Denim Holdings, Ltd*                        750      18,938
                                                          -----------

BUSINESS SERVICES - 1.06%
   National Data Corp.                             7,600     310,175
                                                          -----------

CHEMICAL & ALLIED PRODUCTS - 4.76%
   Cypress Bioscience, Inc.*                       1,900       6,531
   Mallinckrodt, Inc.                             17,850     575,663
   Orion-Yhtyma OY - B Shares (Finland) (Note 7)     630      19,570
   Pharmacia & Upjohn, Inc.                       18,620     783,204
   PT Tri Polyta Indonesia - ADR (Note 7)          1,775       3,994
                                                          -----------
                                                           1,388,962
                                                          -----------
COMPUTER EQUIPMENT - 1.96%
   Bell & Howell Co.*                                950      26,244
   International Game Technology                  19,700     547,906
                                                          -----------
                                                             574,150
                                                          -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.08%
   Apache Medical Systems, Inc.*                     700       2,187
   DAOU Systems, Inc.*                             1,100      19,800
                                                          -----------
                                                              21,987
                                                          -----------

CRUDE PETROLEUM & NATURAL GAS - 3.59%
   Petroleo Brasileiro SA (Petrobras) -
     ADR (Note 7)                                 22,600     571,904
   Union Texas Petroleum Holdings, Inc.           23,600     476,425
                                                          -----------
                                                           1,048,329
                                                          -----------
DIAMONDS - 0.99%
   De Beers Centenary AG - ADR (Note 7)           11,235     289,301
                                                          -----------

DISTRIBUTION- WHOLESALE - 0.06%
   Philip Services Corp.*                          2,200      16,638
                                                          -----------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                     VALUE
                                            SHARES  (NOTE 2)
ELECTRONICS & ELECTRICAL EQUIPMENT - 2.43%
   Firearms Training Systems, Inc.*          1,525  $  13,344
   Harman International Industries, Inc.       350     15,050
   Motorola, Inc.                           11,700    650,813
   Scientific-Atlanta, Inc.                    725     17,309
   Ultralife Batteries, Inc.*                  825     10,364
                                                    ---------
                                                      706,880
                                                    ---------
FOOD & BEVERAGES - 4.14%
   Diageo plc- ADR (Note 7)                 14,796    711,133
   Unilever plc - ADR (Note 7)              11,700    494,325
                                                    ---------
                                                    1,205,458
                                                    ---------
GLASS PRODUCTS - 0.06%
   Libbey, Inc.                                500     18,875
                                                    ---------

HEALTH SERVICES - 1.91%
   MedPartners, Inc.*                       54,488    558,502
                                                    ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.18%
   Comfort Systems USA, Inc.*                  700     16,362
   NN Ball & Roller, Inc.                    1,350     16,706
   York International Corp.                  6,315    311,408
                                                    ---------
                                                      344,476
                                                    ---------


MOTION PICTURE PRODUCTION - 0.03%
   Group AB SA - ADR* (Note 7)               1,350      8,016
                                                    ---------

PAPER MILLS - 0.07%
   Schweitzer-Mauduit International, Inc.      600     19,950
                                                    ---------

PRIMARY METAL INDUSTRIES - 0.14%
   Gibraltar Steel Corp.*                      900     21,600
   Wolverine Tube Inc.*                        500     19,688
                                                    ---------
                                                       41,288
                                                    ---------
PRINTING & PUBLISHING - 0.09%
   Scholastic Corp.*                           700     26,075
                                                    ---------

RESTAURANTS - 2.06%
   McDonald's Corp.                          9,695    599,878
                                                    ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)






                                                               VALUE
                                                  SHARES     (NOTE 2)
RETAIL - 0.68%
   APPAREL & ACCESSORY STORES- 0.06%
   Loehmanns, Inc.*                                  1,175  $   4,994
   Talbots, Inc.                                       600     11,400
                                                            ---------
                                                               16,394
                                                            ---------
   SPECIALTY STORES - 0.62%
   Hancock Fabrics, Inc.                            10,625    158,047
   Zale Corp.*                                         750     22,594
                                                            ---------
                                                              180,641
                                                            ---------
                                                              197,035
                                                            ---------
SOFTWARE - 0.08%
   Broderbund Software, Inc.*                          550      9,831
   HCIA, Inc.*                                       1,200     13,425
                                                            ---------
                                                               23,256
                                                            ---------
TECHNICAL INSTRUMENTS & SUPPLIES - 8.71%
   MEASURING & CONTROLLING DEVICES - 4.65%
   Millipore Corp.                                  23,900    824,550
   Teradyne, Inc.*                                  14,600    532,900
                                                            ---------
                                                            1,357,450
                                                            ---------
   OPTICAL SUPPLIES - 0.07%
   Sola International, Inc.*                           450     19,125
                                                            ---------

   PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 3.98%
   Eastman Kodak Co.                                16,100  1,162,219
                                                            ---------

   SURGICAL & MEDICAL INSTRUMENTS - 0.01%
   CardioGenesis Corp.*                                575      3,666
                                                            ---------
                                                            2,542,460
                                                            ---------
TELECOMMUNICATION SERVICES - 3.66%
   Compania Anonima Nacional Telefonos de
      Venezuela (CANTV) - ADR (Note 7)              11,405    382,067
   Telecomunicacoes Brasileiras S.A. (Telebras) -
      ADR (Note 7)                                   5,625    685,195
                                                            ---------
                                                            1,067,262
                                                            ---------
TEXTILE MILL PRODUCTS - 0.06%
   Albany International Corp. - Class A                650     18,525
                                                            ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                          Shares/Principal    Value
                                               Amount        (Note 2)

TRANSPORTATION - 3.04%
   EQUIPMENT - 0.09%
   Federal Signal Corp.                                 700  $   15,006
   Miller Industries, Inc.*                           1,250       9,844
                                                             ----------
                                                                 24,850
                                                             ----------
   RAILROAD - 2.92%
   Canadian National Railway Co. - ADR (Note 7)      13,100     852,319
                                                             ----------

   WATER  - 0.03%
   Trico Marine Services, Inc.*                         450      10,181
                                                             ----------
                                                                887,350
                                                             ----------
TOTAL COMMON STOCK
   (Identified Cost $11,790,465)                             12,116,273
                                                             ----------

U.S. TREASURY SECURITIES - 51.35%

   U.S. TREASURY BONDS - 16.20%
   U.S. Treasury Bond, 9.875%, 11/15/2015        $   20,000      28,331
   U.S. Treasury Bond, 7.25%,  5/15/2016             45,000      51,103
   U.S. Treasury Bond, 8.75%, 5/15/2020             455,000     604,013
   U.S. Treasury Bond, 7.25%, 8/15/2022             230,000     265,075
   U.S. Treasury Bond, 7.50%,  11/15/2024         3,060,000   3,650,963
   U.S. Treasury Bond, 6.50%,  11/15/2026           120,000     127,800
                                                             ----------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $4,279,349)                               4,727,285
                                                             ----------

   U.S. TREASURY NOTES - 35.15%
   U.S. Treasury Note, 6.875%, 8/31/1999          1,250,000   1,270,313
   U.S. Treasury Note, 7.75%, 12/31/1999          1,495,000   1,544,990
   U.S. Treasury Note, 7.75%, 1/31/2000              60,000      62,100
   U.S. Treasury Note, 6.25%, 4/30/2001           2,485,000   2,526,934
   U.S. Treasury Note, 6.625%, 7/31/2001          3,335,000   3,429,841
   U.S. Treasury Note, 6.25%, 6/30/2002               5,000       5,103
   U.S. Treasury Note, 5.875%, 9/30/2002          1,070,000   1,077,691
   U.S. Treasury Note, 6.50%, 5/15/2005             325,000     339,117
                                                             ----------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $10,161,012)                             10,256,089
                                                             ----------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $14,440,361)                             14,983,374
                                                             ----------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                        Principal      Value
                                     Amount/Shares    (Note 2)
U.S. GOVERNMENT AGENCIES - 0.30%

   MORTGAGE BACKED SECURITIES
   GNMA, Pool #174225, 9.50%, 8/15/2016   $  1,969    $   2,130
   GNMA, Pool #286310, 9.00%, 2/15/2020     21,832       23,374
   GNMA, Pool #385753, 9.00%, 7/15/2024     58,257       62,372
                                                      ----------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $85,326)                             87,876
                                                      ----------

SHORT-TERM INVESTMENTS - 3.34%
   Dreyfus Treasury Cash Management Fund   973,950      973,950
   (Identified Cost $973,950)                         ----------


TOTAL INVESTMENTS - 96.51%
   (Identified Cost $27,290,102)                     28,161,473

OTHER ASSETS, LESS LIABILITIES - 3.49%                1,018,525
                                                     -----------

NET ASSETS - 100%                                   $29,179,998
                                                    ============



*Non-income producing security



FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $27,290,102 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excesss of value over tax costs               $   1,547,699

Aggregate gross unrealized depreciation for all investments in
which there was an excesss of value over tax costs                    (676,328)
                                                                 --------------
Unrealized appreciation - net                                    $     871,371
                                                                 ==============



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998


ASSETS:

Investments, at value (identified cost $27,290,102)(Note 2)  $28,161,473
Cash                                                              33,769
Receivable for securities sold                                   714,677
Interest receivable                                              259,212
Dividends receivable                                              50,912
                                                             -----------


TOTAL ASSETS                                                  29,220,043
                                                             -----------


LIABILITIES:

Accrued management fees (Note 3)                                  25,852
Accrued Directors' fees (Note 3)                                   1,728
Payable for fund shares repurchased                                7,500
Audit fee payable                                                  4,456
Other payables and accrued expenses                                  509
                                                             -----------

TOTAL LIABILITIES                                                 40,045
                                                             -----------

NET ASSETS FOR 2,447,852 SHARES OUTSTANDING                  $29,179,998
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock                                                $    24,479
Additional paid-in-capital                                    26,421,195
Undistributed net investment income                              344,427
Accumulated net realized gain on investments                   1,518,523
Net unrealized appreciation on investments                       871,374
                                                             -----------

TOTAL NET ASSETS                                             $29,179,998
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($29,179,998/2,447,852 shares)                            $     11.92
                                                             ===========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $  413,725
Dividends                                                    203,897
                                                          -----------

Total Investment Income                                      617,622
                                                          -----------

EXPENSES:

Management fees (Note 3)                                     131,334
Directors' fees (Note 3)                                       4,317
Transfer agent fees (Note 3)                                   3,152
Audit fee                                                      8,411
Custodian fee                                                  4,339
Registration and filing fees                                   3,645
Miscellaneous                                                  2,679
                                                          -----------

Total Expenses                                               157,877

Less Reduction of Expenses (Note 3)                             (482)
                                                          -----------

Net Expenses                                                 157,395
                                                          -----------

NET INVESTMENT INCOME                                        460,227
                                                          -----------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)   1,519,834
Net change in unrealized appreciation on investments         140,617
                                                          -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                          1,660,451
                                                          -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $2,120,678
                                                          ===========


The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets






                                                        For the Six
                                                        Months Ended      For the
                                                          4/30/98       Year Ended
                                                        (unaudited)       10/31/97
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                   $     460,227   $   682,532
Net realized gain on investments                            1,519,834     1,431,876
Net change in unrealized appreciation on investments          140,617       342,311
                                                        --------------  ------------

Net increase in net assets from operations                  2,120,678     2,456,719
                                                        --------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                   (390,568)     (730,167)
From net realized gain on investments                      (1,427,315)     (296,105)
                                                        --------------  ------------

Total distributions to shareholders                        (1,817,883)   (1,026,272)
                                                        --------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:


Net increase in net assets from capital share
   transactions (Note 5)                                    6,946,713     2,706,535
                                                        --------------  ------------


Net increase in net assets                                  7,249,508     4,136,982


NET ASSETS:

Beginning of period                                        21,930,490    17,793,508
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $344,427 and $274,768, respectively)          $  29,179,998   $21,930,490
                                                        ==============  ============



The accompanying notes are an integral part of the financial statements.

Financial Highlights






                                                For the Six               For the                          For the Period
                                                  Months       For the     Ten        For the    For the     9/15/93
                                                  Ended         Year      Months        Year      Year     (commencement
                                                 4/30/98       Ended       Ended       Ended      Ended    of operations)
                                                (unaudited)   10/31/97   10/31/96    12/31/95   12/31/94   to 12/31/93
                                                ------------  ---------  ---------  ----------  ---------  ------------

Per share data (for a share outstanding
 throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD          $    11.97   $   11.20   $  10.72   $    9.72   $  10.05   $  10.00
                                                -----------  ----------  ---------  ----------  ---------  ---------

Income from investment operations:
   Net investment income                             0.199       0.390      0.293       0.342      0.200      0.045
   Net realized and unrealized gain (loss)
   on investments                                    0.717       1.010      0.307       1.698     (0.280)     0.045
                                                -----------  ----------  ---------  ----------  ---------  ---------

Total from investment operations                     0.916       1.400      0.600       2.040     (0.080)     0.090
                                                -----------  ----------  ---------  ----------  ---------  ---------

Less distributions to shareholders:
   From net investment income                       (0.208)     (0.442)    (0.092)     (0.342)    (0.203)    (0.040)
   In excess of net investment income                    -           -          -      (0.005)         -        -
   From net realized gain on investment             (0.758)     (0.188)    (0.028)     (0.693)    (0.040)       -
   In excess of net realized gain on investments         -           -          -           -     (0.007)       -
                                                -----------  ----------  ---------  ----------  ---------  ---------

Total distributions to shareholders                 (0.966)     (0.630)    (0.120)     (1.040)    (0.250)    (0.040)
                                                -----------  ----------  ---------  ----------  ---------  ---------

NET ASSET VALUE - END OF PERIOD                 $    11.92   $   11.97   $  11.20   $   10.72   $   9.72   $  10.05
                                                ===========  ==========  =========  ==========  =========  =========

Total return1                                         8.18%      13.01%      5.64%      21.08%    (0.80%)     0.93%

Ratios (to average net assets) / Supplemental Data:
    Expenses *                                      1.20%2        1.20%    1.20%2        1.20%      1.20%      1.20%2
    Net investment income *                         3.50%2        3.39%    3.69%2        3.64%      3.40%      2.47%2

Portfolio turnover                                      30%         50%        85%         72%        45%         1%

Average commission rate paid 3                  $   0.0486   $  0.0418   $ 0.0515   $  0.0689          -          -

NET ASSETS - END OF PERIOD (000's omitted)      $   29,180   $  21,930   $ 17,794   $   9,518   $  4,519   $    475
                                                ===========  ==========  =========  ==========  =========  =========




*The investment advisor did not impose all or a portion of its management fee
and in some periods paid a portion of the Fund's expenses.   If these expenses
had been incurred by the Fund, and had 1994 and 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would be as follows:







Net investment income                           $ 0.198      $0.385      $0.284     $0.031      $0.124     $0.021
Ratios (to average net assets):
   Expenses                                       1.20%2       1.24%      1.31%2     1.53%       2.50%      2.50%2
   Net investment income                          3.50%2       3.35%      3.58%2     3.31%       2.10%      1.17%2

1 Represents aggregate total return for the period indicated.
2 Annualized.
3 Average commission rate is calculated for funds with fiscal years beginning on or after January 1, 1995.


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Blended Asset Series I (the "Fund") is a no-load diversified series of Exeter Fund, Inc.(the "Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Blended Asset Series I Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal
    Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars.
    Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

    Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

    MULTIPLE CLASSES OF SHARES
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Notes to Financial Statements (unaudited)

    OTHER
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc.(the Advisor), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Fund's average daily net assets. The fee amounted to $131,334 for the six months ended April 30, 1998.

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $482 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $3,152 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1998, purchases and sales of securities, other than United States Government securities and short-term securities, were $6,723,219 and $5,619,394, respectively. Purchases and sales of United States Government securities were $4,449,213 and $1,838,958, respectively.

5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Blended Asset Series I Class A Common Stock were:





                                 For the Six Months             For the Year
                                   Ended 4/30/98               Ended 10/31/97
                                 ------------------          ------------------

                                 Shares       Amount        Shares      Amount
                               ----------  -----------     ---------  -----------
Sold                              750,610  $ 8,590,976       514,345  $ 5,851,791
Reinvested                        160,956    1,799,483        91,051    1,011,493
Repurchased                      (295,457)  (3,443,746)     (362,106)  (4,156,749)
                               ----------  -----------     ---------  -----------
Net increase                      616,109  $ 6,946,713       243,290  $ 2,706,535
                               ==========  ===========     =========  ===========


6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

7.  FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future
    adverse political and economic developments.   Moreover, securities of
    foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter Fund, Inc.

Blended Asset Series II

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholders:

While all seemed well for the stock market on the surface over the past few months, a closer look reveals that underneath the still-rising price levels, earnings growth had slowed and sales growth had virtually ground to a halt. So, while inflation remains low and the economy continues to grow at a moderate pace, market valuations for U.S. stocks remain very high, reflecting all the good news and none of the potential risk in the current environment.

As a result of what is happening with the U.S. economy and stock market, we have kept a significant portion of the stock in the portfolio invested in foreign companies at more attractive valuations. This also comes at a time when other countries around the world are improving their competitive advantages relative to the U.S., due in part to their cost-cutting efforts and to currency movements. On the domestic side, we have continued to look for stocks that are less likely to be hit as hard by a correction and that can lead in a recovery, basing investments on the fundamentals rather than the fanfare.

On the bond side, the market gained some ground over the period with slightly falling interest rates, but held a relatively cautious stance overall. The yield on the U.S. Treasury bond dropped 20 basis points (0.20%) from where it was six months ago, with most of the ground gained during the last couple of months in 1997. The fixed income portion of the portfolio still maintains a focus on high quality, long-term securities, while the low-inflation globally-competitive environment continues to provide a positive backdrop for bonds.

Management Discussion and Analysis (unaudited)

In conclusion, as we continue to witness the exuberance in the stock market, we maintain our philosophy of patient long-term investing and managing risk based on our long-term overview. Investment selections are being made cautiously, focusing on their prospects of weathering a long period of potentially mediocre market returns, or recovering in the event of a correction.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Asset Allocation 4/30/98

Stocks                         61%
Bonds                          34%
Cash & Equivalents              5%

Performance Update as of April 30, 1998 (unaudited)






                               Exeter Fund, Inc.
                            Blended Asset Series II
                                                  Total Return
                                                  -------------
Through            Growth of $10,000                        Average
04/30/98              Investment             Cumulative     Annual
-----------------  ------------------------  -------------  --------

One Year           $                 12,227         22.27%    22.27%
Inception2         $                 19,591         95.91%    15.91%








                            Lehman Brothers Intermediate Bond Index

                                                                 Total Return
                                                                 -------------
Through                                  Growth of $10,000                  Average
04/30/98                                    Investment       Cumulative     Annual
---------------------------------------  ------------------  -------------  --------

One Year                                 $           10,894          8.94%     8.94%
Inception2                               $           12,900         29.00%     5.75%








                               50-50 Blended Index

                                               Total Return
                                               -------------
Through              Growth of $10,000                  Average
04/30/98                Investment       Cumulative     Annual
-------------------  ------------------  -------------  --------

One Year             $           12,566         25.66%    25.66%
Inception2           $           18,998         89.98%    15.14%



The value of a $10,000 investment in the Exeter Fund, Inc. - Blended
Asset Series II from its inception (10/12/93) to present (4/30/98) as compared to the Lehman Brothers Intermediate Bond Index and a 50-50 Blended Index.1

[graphic]
<line chart>
Data for line chart to follow:





          Exeter Fund Blended Asset Series II  Lehman Brothers  Intermediate Bond Index  50-50 Blended Index
Date
10/12/93                               10,000                                    10,000               10,000
12/31/93                                9,982                                     9,956               10,056
12/31/94                               10,333                                     9,764                9,978
12/31/95                               13,707                                    11,261               12,743
10/31/96                               15,078                                    11,639               13,978
10/31/97                               18,047                                    12,510               16,832
04/30/98                               19,591                                    12,900               18,998



1 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,080 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Lehman Brothers
Aggregate Bond Index is a market value weighted measure of approximately
6,602 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. Both Indices' returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2 Performance numbers for the Fund and Indices are calculated from October 12, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)






                                                            VALUE
                                                   SHARES  (NOTE 2)
COMMON STOCK - 61.18%

AGRICULTURAL PRODUCTION - 0.05%
    Sylvan, Inc.*                                   2,400  $   36,300
                                                           -----------

AMUSEMENT & RECREATION SERVICES - 0.85%
    Resorts World Bhd. - ADR (Note 7)              61,550     592,456
                                                           -----------

APPAREL - 0.09%
    Novel Denim Holdings Ltd*                       2,400      60,600
                                                           -----------

BUSINESS SERVICES - 1.24%
    National Data Corp.                            21,300     869,306
                                                           -----------

CHEMICAL & ALLIED PRODUCTS - 8.07%
    Cypress Bioscience, Inc.*                       6,000      20,625
    Mallinckrodt, Inc.                             40,975   1,321,444
    Orion-Yhtyma OY - B Shares (Finland) (Note 7)   2,320      72,068
    Pharmacia & Upjohn, Inc.                       47,330   1,990,818
    PT Tri Polyta Indonesia - ADR (Note 7)         11,250      25,312
    R.P. Scherer Corp.*                            30,425   2,221,025
                                                           -----------
                                                            5,651,292
                                                           -----------

COMPUTER EQUIPMENT - 3.78%
    Bell & Howell Co.*                             28,850     824,606
    International Game Technology                  65,600   1,824,500
                                                           -----------
                                                            2,649,106
                                                           -----------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.13%
    Apache Medical Systems, Inc.*                  10,550      32,969
    DAOU Systems, Inc.*                             3,200      57,600
                                                           -----------
                                                               90,569
                                                           -----------

CRUDE PETROLEUM & NATURAL GAS - 6.02%
    Petroleo Brasileiro S.A. (Petrobras) -
       ADR (Note 7)                                84,900   2,148,437
    Union Texas Petroleum Holdings, Inc.           68,675   1,386,377
    YPF Sociedad Anonima - ADR (Note 7)            19,550     681,806
                                                           -----------
                                                            4,216,620
                                                           -----------

DIAMONDS - 0.83%
    De Beers Centenary AG - ADR (Note 7)           22,670     583,752
                                                           -----------

DISTRIBUTION - WHOLESALE - 0.08%
    Philip Services Corp.*                          7,100      53,694
                                                           -----------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                       VALUE
                                             SHARES   (NOTE 2)
ELECTRONICS & ELECTRICAL EQUIPMENT - 3.72%
    Firearms Training Systems, Inc.*            5,575 $   48,781
    Harman International Industries, Inc.       1,225     52,675
    Motorola, Inc.                             43,400  2,414,125
    Scientific-Atlanta, Inc.                    2,300     54,912
    Ultralife Batteries, Inc.*                  2,700     33,919
                                                       ---------
                                                       2,604,412
                                                       ---------

FOOD & BEVERAGES - 4.20%
    Allied Domecq plc - ADR (Note 7)          158,800  1,638,213
    Unilever plc - ADR (Note 7)                30,900  1,305,525
                                                       ---------
                                                       2,943,738
                                                       ---------

GLASS PRODUCTS - 1.98%
    Corning, Inc.                              33,300  1,332,000
    Libbey, Inc.                                1,400     52,850
                                                       ---------
                                                       1,384,850
                                                       ---------

HEALTH SERVICES - 2.90%
    MedPartners, Inc.*                        198,096  2,030,484
                                                       ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.36%
    Comfort Systems USA, Inc.*                  2,400     56,100
    NN Ball & Roller, Inc.                      5,425     67,134
    York International Corp.                   16,845    830,669
                                                       ---------
                                                         953,903
                                                       ---------

LEATHER & LEATHER PRODUCTS - 1.97%
    Gucci Group                                29,600  1,378,250
                                                       ---------

MOTION PICTURE PRODUCTION - 0.04%
    Groupe AB SA- ADR* (Note 7)                 5,025     29,836
                                                       ---------

PAPER MILLS - 1.83%
    Asia Pulp & Paper Co. Ltd. -ADR (Note 7)   83,900  1,221,794
    Schweitzer-Mauduit International, Inc.      1,850     61,512
                                                       ---------
                                                       1,283,306
                                                       ---------

PRIMARY METAL INDUSTRIES - 0.19%
    Gibraltar Steel Corp.*                      2,750     66,000
    Wolverine Tube Inc.*                        1,725     67,922
                                                       ---------
                                                         133,922
                                                       ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                        VALUE
                                               SHARES  (NOTE 2)
PRINTING & PUBLISHING - 0.12%
     Scholastic Corp.*                          2,250  $  83,812
                                                       ---------

RESTAURANTS - 2.54%
    McDonald's Corp.                           28,825  1,783,547
                                                       ---------

RETAIL - 0.64%
    APPAREL & ACCESSORY STORES - 0.09%
    Loehmanns, Inc.*                            4,150     17,638
    Talbots, Inc.                               2,325     44,175
                                                       ---------
                                                          61,813
                                                       ---------

    SPECIALTY STORES - 0.55%
    Hancock Fabrics, Inc.                      21,200    315,350
    Zale Corp.*                                 2,250     67,781
                                                       ---------
                                                         383,131
                                                       ---------
                                                         444,944
                                                       ---------

SOFTWARE - 0.13%
    Broderbund Software, Inc.*                  2,375     42,453
    HCIA, Inc.*                                 4,225     47,267
                                                       ---------
                                                          89,720
                                                       ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 10.07%
    MEASURING & CONTROLLING DEVICES - 5.02%
    Millipore Corp.                            61,875  2,134,688
    Teradyne, Inc.*                            37,900  1,383,350
                                                       ---------
                                                       3,518,038
                                                       ---------

    OPTICAL SUPPLIES - 0.10%
    Sola International, Inc.*                   1,625     69,063
                                                       ---------

    PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 4.92%
    Eastman Kodak Co.                          47,750  3,446,953
                                                       ---------

    SURGICAL & MEDICAL INSTRUMENTS - 0.03%
    CardioGenesis Corp.*                        3,025     19,284
                                                       ---------
                                                       7,053,338
                                                       ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                               Shares/Principal   Value
                                                    Amount       (Note 2)

TELECOMMUNICATION SERVICE - 4.26%
    Compania Anonima Nacional Telefonos de
        Venezuela (CANTV) - ADR (Note 7)                 39,025  $1,307,337
    Telecomunicacoes Brasileiras S.A. (Telebras) -
        ADR (Note 7)                                     13,740   1,673,704
                                                                 ----------
                                                                  2,981,041
                                                                 ----------

TEXTILE MILL PRODUCTS - 0.09%
    Albany International Corp. - Class A                  2,325      66,263
                                                                 ----------

TRANSPORTATION  - 3.03%
    EQUIPMENT - 0.14%
    Federal Signal Corp.                                  2,525      54,130
    Miller Industries, Inc.*                              5,875      46,266
                                                                 ----------
                                                                    100,396
                                                                 ----------
    RAILROAD - 2.84%
    Canadian National Railway Co. - ADR (Note 7)         30,600   1,990,912
                                                                 ----------

    WATER - 0.05%
    Trico Marine Services, Inc.*                          1,500      33,938
                                                                 ----------
                                                                  2,125,246
                                                                 ----------

UTILITIES-ELECTRIC - 0.97%
    Enersis S.A. - ADR (Note 7)                          23,150     681,478
                                                                 ----------

TOTAL COMMON STOCK
    (Identified Cost $40,326,994)                                42,855,785
                                                                 ----------

U.S. TREASURY SECURITIES - 33.86%

   U.S. TREASURY BONDS - 17.98%
   U.S. Treasury Bond, 6.50%, 5/15/2005              $  105,000     109,561
   U.S. Treasury Bond, 8.75%, 5/15/2020                 125,000     165,937
   U.S. Treasury Bond, 7.25%, 8/15/2022                  65,000      74,913
   U.S. Treasury Bond, 7.50%,  11/15/2024             3,065,000   3,656,928
   U.S. Treasury Bond, 6.875%, 8/15/2025              6,200,000   6,895,566
   U.S. Treasury Bond, 6.50%, 11/15/2026              1,585,000   1,688,025
                                                                 ----------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $11,402,834)                                 12,590,930
                                                                 ----------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                        Principal       Value
                                      Amount/Shares    (Note 2)
U.S. TREASURY SECURITIES (continued)
   U.S. TREASURY NOTES - 15.88%
   U.S. Treasury Note, 6.25%, 6/30/2002    $3,110,000  $ 3,174,144
   U.S. Treasury Note, 5.875%, 9/30/2002    2,370,000    2,387,036
   U.S. Treasury Note, 5.625%, 12/31/2002   5,570,000    5,557,818
                                                       -----------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $11,089,101)                        11,118,998
                                                       -----------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $22,491,935)                        23,709,928
                                                       -----------

SHORT-TERM INVESTMENTS - 4.08%
   U.S. Treasury Bill, 5/21/1998            2,000,000    1,994,511
   Dreyfus Treasury Cash Management Fund      861,985      861,985
                                                       -----------

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $2,856,496)                          2,856,496
                                                       -----------

TOTAL INVESTMENTS - 99.12%
   (Identified Cost $65,675,425)                        69,422,209

OTHER ASSETS, LESS LIABILITIES - 0.88%                     614,789
                                                       -----------

NET ASSETS - 100%                                      $70,036,998
                                                       ===========



*Non-income producing security






FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $65,675,425 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there was an excess of value over tax cost                                 $ 5,599,775

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                                  (1,852,991)
                                                                                 ------------

UNREALIZED APPRECIATION - NET                                                    $ 3,746,784
                                                                                 ============



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)


ASSETS:

Investments, at value (identified cost $65,675,425)(Note 2)        $69,422,209
Cash                                                                   365,893
Interest receivable                                                    432,548
Dividends receivable                                                   122,100
Receivable for fund shares sold                                         23,225
Prepaid expenses                                                           935
                                                                    ----------
TOTAL ASSETS                                                        70,366,910
                                                                    ----------

LIABILITIES:

Accrued management fees (Note 3)                                        57,251
Accrued Directors' fees (Note 3)                                         1,728
Payable for securities purchased                                       245,594
Payable for fund shares repurchased                                     25,000
Other payables and accrued expenses                                        339
                                                                      --------
TOTAL LIABILITIES                                                      329,912
                                                                      --------
NET ASSETS FOR 5,049,271 SHARES OUTSTANDING                        $70,036,998
                                                                   ===========

NET ASSETS CONSIST OF:

Capital stock                                                          $50,492
Additional paid-in-capital                                          62,542,311
Undistributed net investment income                                    623,210
Accumulated net realized gain on investments                         3,074,209
Net unrealized appreciation on investments                           3,746,776
                                                                    ----------
TOTAL NET ASSETS                                                   $70,036,998
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($70,036,998/5,049,271 shares)                                       $13.87
                                                                       =======



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $  666,153
Dividends                                                    488,611
                                                          ----------

Total Investment Income                                    1,154,764
                                                          ----------

EXPENSES:

Management fees (Note 3)                                     299,214
Directors' fees (Note 3)                                       4,317
Transfer agent fees (Note 3)                                   7,181
Audit fee                                                      8,975
Custodian fee                                                  6,836
Registration and filing fees                                   3,942
Miscellaneous                                                  5,615
                                                          ----------

Total Expenses                                               336,080
                                                          ----------

NET INVESTMENT INCOME                                        818,684
                                                          ----------


REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:

Net realized gain on investments (identified cost basis)   3,074,554
Net change in unrealized appreciation on investments       1,237,094
                                                          ----------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                             4,311,648
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $5,130,332
                                                          ==========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets






                                                                    For the Six
                                                                      Months        For the
                                                                       Ended         Year
                                                                      4/30/98        Ended
                                                                    (unaudited)     10/31/97
                                                                   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                              $    818,684   $ 1,034,045
Net realized gain on investments                                      3,074,554     6,250,473
Net change in unrealized appreciation on investments                  1,237,094        48,699
                                                                   -------------  ------------

Net increase in net assets from operations                            5,130,332     7,333,217
                                                                   -------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                             (633,405)   (1,092,397)
From net realized gain on investments                                (6,231,121)   (1,048,673)
                                                                   -------------  ------------

Total distributions to shareholders                                  (6,864,526)   (2,141,070)
                                                                   -------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase in net assets from capital share
   transactions (Note 5)                                             20,848,826    12,731,521
                                                                   -------------  ------------


Net increase in net assets                                           19,114,632    17,923,668

NET ASSETS:

Beginning of period                                                  50,922,366    32,998,698
                                                                   -------------  ------------

END OF PERIOD (including undistributed net
   investment income of $623,210 and $437,931 respectively)        $ 70,036,998   $50,922,366
                                                                   =============  ============



The accompanying notes are an integral part of the financial statements.

Financial Highlights






                                                        For the
                                                          Six                    For the                            For the Period
                                                         Months      For the       Ten       For the     For the      10/12/93
                                                         Ended        Year        Months      Year        Year      (commencement
                                                         4/30/98      Ended       Ended       Ended       Ended     of operations)
                                                       (unaudited)   10/31/97    10/31/96    12/31/95    12/31/94    to 12/31/93
                                                      ------------  ----------  ----------  ----------  ----------  -------------

Per share data (for a share outstanding
     throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD                 $     14.69   $   13.04   $   11.95   $   10.12   $    9.98   $   10.00
                                                      ------------  ----------  ----------  ----------  ----------  ----------

Income from investment operations:
   Net investment income                                    0.163       0.325       0.227       0.238       0.108       0.014
   Net realized and unrealized gain (loss)
      on investments                                        0.924       2.130       0.963       3.052       0.243      (0.032)
                                                      ------------  ----------  ----------  ----------  ----------  ----------

Total from investment operations                            1.087       2.455       1.190       3.290       0.351      (0.018)
                                                      ------------  ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
   From net investment income                              (0.176)     (0.393)     (0.040)     (0.237)     (0.119)     (0.002)
   From net realized gain on investments                   (1.731)     (0.412)     (0.060)     (1.223)     (0.092)        -
                                                      ------------  ----------  ----------  ----------  ----------  ----------

Total distributions to shareholders                        (1.907)     (0.805)     (0.100)     (1.460)     (0.211)     (0.002)
                                                      ------------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD                       $     13.87   $   14.69   $   13.04   $   11.95   $   10.12   $    9.98
                                                      ============  ==========  ==========  ==========  ==========  ==========

Total return1                                                8.55%      19.69%      10.01%      32.64%       3.52%     (0.18%)

Ratios (to average net assets) / Supplemental Data:
    Expenses                                               1.12%2        1.15%    1.20%2*      1.20%*      1.20%*       1.20%2*
    Net investment income                                  2.74%2        2.45%    2.51%2*      2.53%*      2.12%*       1.94%2*

Portfolio turnover                                             27%         63%         57%         63%         19%           0%

Average commission rate paid(3)                       $    0.0475   $  0.0436   $  0.0524   $  0.0635           -            -

NET ASSETS - END OF PERIOD (000's omitted)            $    70,037   $  50,922   $  32,999   $  20,519   $   7,214   $      475
                                                      ============  ==========  ==========  ==========  ==========  ===========




* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund and had 1993 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                                                N/A  N/A  $ 0.225  $ 0.226  $ 0.051  $ 0.005
Ratios (to average net assets):
      Expenses                                                       N/A  N/A   1.22%2   1.33%    2.31%    2.50%2
      Net investment income                                          N/A  N/A   2.49%2   2.40%    1.01%     .64%2

1  Represents aggregate total return for the period indicated.
2  Annualized.
3 Average commission rate is calculated for funds with fiscal years beginning on or after January 1, 1995.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Blended Asset Series II (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the Corporation), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Blended Asset Series II Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal
    Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars.
    Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

    Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

Notes to Financial Statements (unaudited)

    MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc.(the Advisor), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Fund's average daily net assets. The fee amounted to $299,214 for the six months ended April 30, 1998.

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $7,181 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

Notes to Financial Statments (unaudited)


4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1998, purchases and sales of securities, other than United States Government securities and short-term securities, were $20,182,798 and $12,414,638, respectively. Purchases and sales of United States Government securities were $7,648,989 and $3,451,902 respectively.

5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Blended Asset Series II Class A Common Stock were:






                       For the Six Months                 For the Year
                         Ended 4/30/98                   Ended 10/31/97
                       -------------------              ---------------

              Shares               Amount        Shares           Amount
              -------------------  ------------  ---------------  ------------
Sold                   1,317,114   $17,667,347        1,218,144   $16,655,310
Reinvested               536,937     6,840,578          163,874     2,138,523
Repurchased             (271,455)   (3,659,099)        (445,116)   (6,062,312)
              -------------------  ------------  ---------------  ------------

Net increase           1,582,596   $20,848,826          936,902   $12,731,521
              ===================  ============  ===============  ============



6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

7.  FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter Fund, Inc.

Flexible Yield Series I

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholder:

Given the roller coaster action of the bond market over the past few years, the last six months (October through April) have been unique in that interest rates have remained remarkably steady. Yields on three month Treasury Bills have hovered around 5%, yields on two year Treasury Notes started and ended the period at about 5.6%, ten year notes saw their yields decline modestly, and thirty year bonds, which began the period yielding slightly above 6%, finished the quarter slightly lower, at 6%. Just as roller coasters may level out for a moment to let riders catch their breath, the markets seem to have hit an uneventful stretch. Even so, considering the somewhat conflicting underlying economic fundamentals, it is safe to say that the tension level of the market has started to rise.

On the economic front, strong consumer spending and business investment has been countered by limited government spending and a deteriorating U.S. trade balance. On the inflation front, accelerating monetary growth has raised concerns that have so far been calmed by low Consumer Price Index growth and declining Producer Prices.

The net outcome of the mixed signals has been relatively stable interest rates. As was mentioned earlier, rates barely changed over the last six months. But dont let the calm on the surface lull you into a false sense of security. Just when the ride seems calm, the roller coaster is most likely to surprise you.

The magic of roller coasters is that they allow you to experience sensations that can be found nowhere else. However, rational people only ride them because they come equipped with a restraining device to keep the rider from flying out as they rocket you along the way. Investing also offers safety devices, although they are less apparent. If an investor wants to survive the quarterly and annual fluctuations that are part and parcel of the financial markets, they have to invest based on an understanding of the long-term

Management Discussion and Analysis (unaudited)

investment dynamics. The global economy, its impact on the level of competition, and the disciplining force of the financial markets is what has allowed us to smooth the ride for bond investors.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Effective Maturity - As of 04/30/98

Less than 1 year                      9%
1-2 years                            23%
2-3 years                            25%
3-4 years                             9%
More than 4 years                    34%

Performance Update as of April 30, 1998 (unaudited)






                         Exeter Fund, Inc. - Flexible Yield Series I

                                                                 Total Return
                                                                 -------------
Through                                      Growth of $10,000                  Average
04/30/98                                        Investment        Cumulative     Annual
-------------------------------------------  ------------------  -------------  --------

One Year                                     $           10,713          7.13%     7.13%
Inception2                                   $           12,329         23.29%     5.10%







                           Merrill Lynch U.S. Treasury Short-Term Index

                                                                  Total Return
                                                                  -------------
Through                                       Growth of $10,000                  Average
04/30/98                                          Investment       Cumulative     Annual
--------------------------------------------  ------------------  -------------  --------

One Year                                      $           10,714          7.14%     7.14%
Inception2                                    $           12,707         27.07%     5.86%



The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield
Series I from its inception (2/15/94) to present (4/30/98) as compared to the Merrill
Lynch U.S. Treasury Short-Term Index.1

[graphic]
<line chart>
Data for line chart to follow:






          Exeter Fund Flexible Yield Series I  Merrill Lynch U.S. Treasury Short-Term Index
date
02/15/94                              $10,000                                       $10,000
12/31/94                                9,924                                        10,030
12/31/95                               10,995                                        11,133
10/31/96                               11,441                                        11,598
10/31/97                               12,025                                        12,350
04/30/98                               12,329                                        12,707



1 The Merrill Lynch U.S. Treasury Short-Term Index is a market value weighted measure of approximately 59 U.S. Treasury Securities.
The Index is comprised of U.S. Treasury securities with maturities greater than one year but less than three years. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2 The Fund and Index performance are calculated from February 15, 1994, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)







                                             PRINCIPAL       VALUE
                                           AMOUNT/SHARES    (NOTE 2)
U.S. TREASURY SECURITIES - 89.1%

   U.S. TREASURY NOTES
   U.S.Treasury Note, 6.125%, 5/15/1998    $       40,000  $ 40,012
   U.S.Treasury Note, 6.50%, 4/30/1999             65,000    65,589
   U.S.Treasury Note, 6.00%, 6/30/1999             40,000    40,188
   U.S.Treasury Note, 5.625%, 12/31/1999           20,000    20,006
   U.S.Treasury Note, 6.875%, 3/31/2000            30,000    30,675
   U.S.Treasury Note, 6.75%, 4/30/2000             20,000    20,419
   U.S.Treasury Note, 5.875%, 6/30/2000            40,000    40,213
   U.S.Treasury Note, 6.625%, 6/30/2001            40,000    41,112
   U.S.Treasury Note, 6.25%, 10/31/2001            25,000    25,453
   U.S.Treasury Note, 6.25%, 1/31/2002             40,000    40,763
   U.S.Treasury Note, 6.25%, 6/30/2002             15,000    15,309
   U.S.Treasury Note, 5.625%, 12/31/2002           75,000    74,836
                                                           ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $451,980)                               454,575
                                                           ---------

SHORT-TERM INVESTMENTS - 4.0%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost $20,671)                       20,671    20,671
                                                           ---------

TOTAL INVESTMENTS - 93.1%
   (Identified Cost $472,651)                               475,246

OTHER ASSETS, LESS LIABILITIES - 6.9%                        35,179
                                                           ---------

NET ASSETS - 100%                                          $510,425
                                                           =========








FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $472,651 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there was an excess of value over tax cost                                       $ 3,771

Aggregate gross unrealized depreciation for all investments in which
there was an excess of tax cost over value                                        (1,176)
                                                                                 --------

UNREALIZED APPRECIATION - NET                                                    $ 2,595
                                                                                 ========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL  30, 1998

ASSETS:

Investments, at value (identified cost $472,651)(Note 2)  $475,246
Receivable for fund shares sold                             30,000
Interest receivable                                          6,519
Receivable from investment advisor (Note 3)                  9,635
                                                          --------

TOTAL ASSETS                                               521,400
                                                          --------


LIABILITIES:

Accrued Directors' fees (Note 3)                             3,395
Transfer agent fees payable (Note 3)                            68
Audit fee payable                                            3,831
Other payables and accrued expenses                          3,681
                                                          --------

TOTAL LIABILITIES                                           10,975
                                                          --------

NET ASSETS FOR 49,647 SHARES OUTSTANDING                  $510,425
                                                          ========


NET ASSETS CONSIST OF:

Capital stock                                             $    496
Additional paid-in-capital                                 500,669
Undistributed net investment income                          4,421
Accumulated net realized gain on investments                 2,244
Net unrealized appreciation on investments                   2,595
                                                          --------

TOTAL NET ASSETS                                          $510,425
                                                          ========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($510,425/49,647 shares)                               $  10.28
                                                          ========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $ 16,541
                                                          ---------

EXPENSES:

Management fee (Note 3)                                        985
Directors' fees (Note 3)                                     4,317
Transfer agent fees (Note 3)                                    68
Audit fee                                                    4,355
Registration and filing fees                                 2,108
Custodian fee                                                  243
Miscellaneous                                                  513
                                                          ---------

Total Expenses                                              12,589

Less Reduction of Expenses (Note 3)                        (10,620)
                                                          ---------

Net Expenses                                                 1,969
                                                          ---------

NET INVESTMENT INCOME                                       14,572
                                                          ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)     4,937
Net change in unrealized appreciation on investments        (5,245)
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                             (308)
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 14,264
                                                          =========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets






                                                 For the Six
                                                 Months Ended     For the
                                                   4/30/98      Year Ended
                                                 (unaudited)     10/31/97
                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                         $      14,572   $    33,077
Net realized gain (loss) on investments               4,937        (2,250)
Net change in unrealized appreciation
   (depreciation) on investments                     (5,245)        4,259
                                              --------------  ------------

Net increase in net assets from operations           14,264        35,086
                                              --------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                          (20,993)      (28,418)
From net realized gain on investments                    --        (1,988)
                                              --------------  ------------

Total distributions to shareholders                 (20,993)      (30,406)
                                              --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) in net assets from
  capital share transactions (Note 5)              (132,678)      152,255
                                              --------------  ------------

Net increase (decrease) in net assets              (139,407)      156,935


NET ASSETS:

Beginning of period                                 649,832       492,897
                                              --------------  ------------
END OF PERIOD (including undistributed net
   investment income of $4,421, and $10,842
   respectively)                              $     510,425   $   649,832
                                              ==============  ============



The accompanying notes are an integral part of the financial statements.

Financial Highlights








                                                                                                       For the
                                                                                                        Period
                                                  For the Six                             For the      2/15/94
                                                    Ended       For the     For the Ten    Year      (commencement
                                                   4/30/98     Year Ended   Months Ended   Ended     of operations)
                                                  (unaudited)   10/31/97      10/31/96    12/31/95    to 12/31/94
                                                  -----------  ----------  ------------  ----------  -------------
Per share data (for a share outstanding
throughout each period)

NET ASSET VALUE - BEGINNING  OF PERIOD            $    10.39   $    10.27   $     10.26   $    9.69   $      10.00
                                                  -----------  -----------  ------------  ----------  -------------

Income from investment operations:
   Net investment income                               0.283        0.505         0.411       0.464          0.241
   Net realized and unrealized gain (loss)
   on investments                                     (0.026)       0.099        (0.101)      0.566         (0.317)
                                                  -----------  -----------  ------------  ----------  -------------

Total from investment operations                       0.257        0.604         0.310       1.030         (0.076)
                                                  -----------  -----------  ------------  ----------  -------------

Less distributions to shareholders:
   From net investment income                         (0.367)      (0.456)       (0.300)     (0.460)        (0.234)
   From net realized gain on investments                  --       (0.028)           --          --             --
Total distributions to shareholders                   (0.367)      (0.484)       (0.300)     (0.460)        (0.234)
                                                  -----------  -----------  ------------  ----------  -------------

NET ASSET VALUE - END OF PERIOD                   $    10.28   $    10.39   $     10.27   $   10.26   $       9.69
                                                  ===========  ===========  ============  ==========  =============

Total return 1                                          2.53%        6.07%         3.11%      10.79%        (0.76)%

Ratios (to average net assets) / Supplemental Data:
    Expenses*                                         0.70%2         0.70%       0.70%2        0.70%        0.70%2
    Net investment income*                            5.18%2         5.29%       5.25%2        4.99%        4.41%2

Portfolio turnover
                                                        18%            77%         36%           60%          38%

NET ASSETS - END OF PERIOD
   (000's omitted)                                $      510   $      650   $       493   $     256   $        231
                                                  ===========  ===========  ============  ==========  =============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1994, 1995, and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                                          $ 0.077  $0.206   $ 0.270  $0.297   $ 0.143

Ratios (to average net assets):
    Expenses                                                    4.47%2    3.83%   2.50%2    2.50%   2.50%2
    Net investment income                                       1.41%2    2.16%   3.45%2    3.19%   2.61%2

1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Flexible Yield Series I (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the "Corporation"), formerly Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series I Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal
    Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The fee amounted to $985 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $9,635 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations.
    The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $68 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

    Purchases and sales of United States Government securities, other than short-term securities, were $96,088 and $241,131, respectively, for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Flexible Yield Series I Class A Common
    Stock were:






                        For the Six Months                  For the Year
                          Ended 4/30/98                    Ended 10/31/97
                        -------------------              ------------------

                        Shares               Amount      Shares         Amount
                        -------------------  ----------  -------------  ----------
Sold                                69,522   $ 715,274         53,796   $ 552,351
Reinvested                           2,060      20,993          2,812      28,563
Repurchased                        (84,474)   (868,945)       (42,043)   (428,659)
                        -------------------  ----------  -------------  ----------
Net increase(decrease)             (12,892)  $(132,678)        14,565   $ 152,255
                        ===================  ==========  =============  ==========



    The Advisor owned 12,724 shares on April 30, 1998 and 12,280 shares on October 31, 1997.

6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

Exeter Fund, Inc.

Flexible Yield II

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholder:

Given the roller coaster action of the bond market over the past few years, the last six months (October through April) have been unique in that interest rates have remained remarkably steady. Yields on three month Treasury Bills have hovered around 5%, yields on two year Treasury Notes started and ended the period at about 5.6%, ten year notes saw their yields decline modestly, and thirty year bonds, which began the period yielding slightly above 6%, finished the quarter slightly lower, at 6%. Just as roller coasters may level out for a moment to let riders catch their breath, the markets seem to have hit an uneventful stretch. Even so, considering the somewhat conflicting underlying economic fundamentals, it is safe to say that the tension level of the market has started to rise.

On the economic front, strong consumer spending and business investment has been countered by limited government spending and a deteriorating U.S. trade balance. On the inflation front, accelerating monetary growth has raised concerns that have so far been calmed by low Consumer Price Index growth and declining Producer Prices.

The net outcome of the mixed signals has been relatively stable interest rates. As was mentioned earlier, rates barely changed over the last six months. But dont let the calm on the surface lull you into a false sense of security. Just when the ride seems calm, the roller coaster is most likely to surprise you.

The magic of roller coasters is that they allow you to experience sensations
that can be found nowhere else.   However, rational people only ride them
because they come equipped with a restraining device to keep the rider from flying out as they rocket you along the way. Investing also offers safety devices, although they are less apparent. If an investor wants to survive the quarterly and annual fluctuations that are part and parcel of the financial

Management Discussion and Analysis (unaudited)

markets, they have to invest based on an understanding of the long-term investment dynamics. The global economy, its impact on the level of competition, and the disciplining force of the financial markets is what has allowed us to smooth the ride for bond investors.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for the pie chart to follow:






Effective Maturity - As of 4/30/98

Less than 1 Year                     7%
1 - 2 Years                          4%
2 - 3 Years                         11%
3 - 5 Years                         36%
5 - 7 Years                         21%
More than 7 Years                   21%

Performance Update as of April 30, 1998 (unaudited)






                            Exeter Fund, Inc. - Flexible Yield Series II

                                                                  Total Return
                                                                  -------------

Through                                       Growth of $10,000                  Average
04/30/98                                         Investment       Cumulative      Annual
--------------------------------------------  ------------------  -------------  --------

One Year                                      $           10,941          9.41%     9.41%
Inception2                                    $           12,559         25.59%     5.56%








                               Merrill Lynch Corporate/Government Intermediate Index

                                                                           Total Return
                                                                           -------------

Through                                                Growth of $10,000                  Average
04/30/98                                                  Investment        Cumulative     Annual
-----------------------------------------------------  ------------------  -------------  --------

One Year                                               $           10,895          8.95%     8.95%
Inception2                                             $           12,951         29.51%     6.34%



The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield
Series II from its inception (2/15/94) to present (4/30/98) as compared to the Merrill
Lynch Corporate/Government Intermediate
Index. 1

[graphic]
<line chart>
Data for line chart to follow:







          Exeter Fund Flexible Yield Series II   Merrill Lynch Corporate/Government Intermediate Index
Date
02/15/94                               $10,000                                                $10,000
12/31/94                                 9,531                                                  9,799
12/31/95                                11,182                                                 11,301
10/31/96                                11,336                                                 11,672
10/31/97                                12,199                                                 12,560
04/30/98                                12,559                                                 12,951



1 The Merrill Lynch Corporate/Government Intermediate Index is a market value weighted measure of approximately 4,318 corporate and government bonds. The Index is comprised of investment grade bonds with maturities greater than one year but less than ten years. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2 The Fund and Index performance are calculated from February 15, 1994, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)






                                             PRINCIPAL           VALUE
                                           AMOUNT/SHARES        (NOTE 2)
U.S. TREASURY SECURITIES - 95.0%

   U.S. TREASURY NOTES
   U.S. Treasury Note, 5.875%, 1/31/1999   $           35,000  $ 35,087
   U.S. Treasury Note, 6.00%, 6/30/1999                20,000    20,094
   U.S. Treasury Note, 6.125%, 9/30/2000               55,000    55,619
   U.S. Treasury Note, 7.875%, 8/15/2001               30,000    31,959
   U.S. Treasury Note, 6.25%, 10/31/2001               15,000    15,272
   U.S. Treasury Note, 6.25%, 1/31/2002                50,000    50,953
   U.S. Treasury Note, 6.25%, 6/30/2002                45,000    45,928
   U.S. Treasury Note, 6.25%, 2/15/2003                40,000    40,938
   U.S. Treasury Note, 7.25%, 5/15/2004               100,000   107,750
   U.S. Treasury Note, 6.50%, 10/15/2006               75,000    78,633
   U.S. Treasury Note, 6.625%, 5/15/2007               30,000    31,819
                                                               ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $490,456)                         495,000   514,052
                                                               ---------

SHORT-TERM INVESTMENTS - 3.7%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost $19,865)                           19,865    19,865
                                                               ---------

TOTAL INVESTMENTS - 98.7%
   (Identified Cost $510,321)                                   533,917

OTHER ASSETS, LESS LIABILITIES - 1.3%                             7,142
                                                               ---------

NET ASSETS - 100%                                              $541,059
                                                               =========








FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $510,321 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                              $23,596

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                                    0
                                                                                 -------

UNREALIZED APPRECIATION - NET                                                    $23,596
                                                                                 =======



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998

ASSETS:

Investments, at value (identified cost $510,321)(Note 2)  $533,917
Interest receivable                                          8,399
Receivable from investment advisor (Note 3)                  9,436
                                                          --------

TOTAL ASSETS                                               551,752
                                                          --------

LIABILITIES:

Accrued Directors' fees (Note 3)                             3,395
Transfer agent fees payable (Note 3)                            68
Audit fee payable                                            3,944
Other payables and accrued expenses                          3,286
                                                          --------

TOTAL LIABILITIES                                           10,693
                                                          --------

NET ASSETS FOR 53,795 SHARES OUTSTANDING                  $541,059
                                                          ========

NET ASSETS CONSIST OF:

Capital stock                                             $    538
Additional paid-in-capital                                 508,424
Undistributed net investment income                          4,428
Accumulated net realized gain on investments                 4,073
Net unrealized appreciation on investments                  23,596
                                                          --------

TOTAL NET ASSETS                                          $541,059
                                                          ========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($541,059/53,795 shares)                               $  10.06
                                                          ========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $ 17,340
                                                          ---------

EXPENSES:

Management fees (Note 3)                                     1,274
Directors' fees (Note 3)                                     4,317
Transfer agent fees (Note 3)                                    68
Audit fee                                                    4,475
Registration and filing fees                                 2,107
Custodian fee                                                  221
Miscellaneous                                                  513
                                                          ---------

Total Expenses                                              12,975

Less Reduction of Expenses (Note 3)                        (10,710)
                                                          ---------

Net Expenses                                                 2,265
                                                          ---------

NET INVESTMENT INCOME                                       15,075
                                                          ---------

REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)     4,501
Net change in unrealized appreciation on investments        (3,594)
                                                          ---------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS                                              907
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 15,982
                                                          =========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets






                                                            For the Six
                                                           Months Ended    For the
                                                            4/30/98       Year Ended
                                                           (unaudited)     10/31/97
                                                        --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                          15,075        35,136
Net realized gain on investments                                4,501         5,404
Net change in unrealized appreciation
   (depreciation) on investments                               (3,594)       11,090
                                                        --------------  ------------

Net increase in net assets from operations                     15,982        51,630
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                    (19,216)      (36,179)
From net realized gain on investments                          (4,875)         (382)
                                                        --------------  ------------

Total distributions to shareholders                           (24,091)      (36,561)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) in net assets from capital
   share transactions (Note 5)                               (169,056)      221,861
                                                        --------------  ------------

Net increase(decrease) in net assets                         (177,165)      236,930

NET ASSETS:

Beginning of period                                           718,224       481,294
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
   income of $4,428 and $8,569, respectively)           $     541,059   $   718,224
                                                        ==============  ============



The accompanying notes are an integral part of the financial statements.

Financial Highlights






                                                  For the                                           For the Period
                                                 Six Months    For the       For the    For the        2/15/94
                                                   Ended        Year        Ten Months    Year      (commencement
                                                  4/30/98       Ended         Ended      Ended      of operations)
                                                (unaudited)   10/31/97      10/31/96    12/31/95     to 12/31/94
                                               ------------  ----------  ------------  ----------  ---------------

Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE -
   BEGINNING  OF PERIOD                        $     10.23   $   10.10   $     10.30   $    9.27   $        10.00
                                               ------------  ----------  ------------  ----------  ---------------

Income from investment operations:
   Net investment income                             0.329       0.523         0.445       0.561            0.269
   Net realized and unrealized gain (loss)
    on investments                                  (0.036)      0.212        (0.315)      1.019           (0.738)
                                               ------------  ----------  ------------  ----------  ---------------

Total from investment operations                     0.293       0.735         0.130       1.580           (0.469)
                                               ------------  ----------  ------------  ----------  ---------------

Less distributions to shareholders:
   From net investment income                       (0.369)     (0.597)       (0.270)     (0.550)          (0.261)
   From net realized gain on investments            (0.094)     (0.008)       (0.060)          -                -
                                               ------------  ----------  ------------  ----------  ---------------

Total distributions to shareholders                 (0.463)     (0.605)       (0.330)     (0.550)          (0.261)
                                               ------------  ----------  ------------  ----------  ---------------

NET ASSET VALUE - END OF PERIOD                $     10.06   $   10.23   $     10.10   $   10.30   $         9.27
                                               ============  ==========  ============  ==========  ===============

Total return 1                                        2.95%       7.61%         1.38%      17.33%          (4.69%)

Ratios (to average net assets) / Supplemental Data:
    Expenses*                                       0.80%2        0.80%       0.80%2        0.80%          0.80%2
    Net investment income*                          5.33%2        5.46%       5.55%2        5.38%          5.40%2

Portfolio turnover                                       0%         58%            5%         35%               0%

NET ASSETS - END OF PERIOD
   (000's omitted)                             $       541   $     718   $       481   $     438   $          396
                                               ============  ==========  ============  ==========  ===============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and 1994, 1995, and 1996 expenses limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                          $ 0.096       $0.243      $ 0.309       $0.384      $0.184
Ratios (to average net assets):
   Expenses                                      4.58%2        3.72%        2.50%2        2.50%       2.50%2
   Net investment income                         1.55%2        2.54%        3.85%2        3.68%       3.70%2

1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Flexible Yield Series II (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the"Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series II Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTION OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, or character reclassification between net income and net gains, or other required tax adjustments.
    As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    MULTIPLE CLASSES OF SHARES
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the Advisor), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets. The fee amounted to $1,274 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $9,436 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $68 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

    Purchases and sales of United States Government securities, other than short-term securities, were $0 and $167,928 respectively, for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

5.  CAPITAL STOCK TRANSACTIONS
    Transactions in shares of Flexible Yield Series II Class A Common Stock were:






                        For the Six Months                    For the Year
                           Ended 4/30/98                     Ended 10/31/97
                        -------------------                 ---------------
                        Shares               Amount       Shares           Amount
                        -------------------  -----------  ---------------  ----------
Sold                                    47   $      480           46,530   $ 461,689
Reinvested                           2,419       24,091            3,696      36,561
Repurchased                        (18,876)    (193,627)         (27,676)   (276,389)
                        -------------------  -----------  ---------------  ----------
Net increase(decrease)             (16,410)   ($169,056)          22,550   $ 221,861
                        ===================  ===========  ===============  ==========



    The Advisor owned 15,390 shares on April 30, 1998 and 14,700 shares on October 31, 1997.

6.  FINANCIAL INSTRUMENTS
    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

Exeter Fund, Inc.

Flexible Yield Series III

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholder:

Given the roller coaster action of the bond market over the past few years, the last six months(October through April) have been unique in that interest rates have remained remarkably steady. Yields on three month Treasury Bills have hovered around 5%, yields on two year Treasury Notes started and ended the period at about 5.6%, ten year notes saw their yields decline modestly, and thirty year bonds, which began the period yielding slightly above 6%, finished the quarter slightly lower, at 6%. Just as roller coasters may level out for a moment to let riders catch their breath, the markets seem to have hit an uneventful stretch. Even so, considering the somewhat conflicting underlying economic fundamentals, it is safe to say that the tension level of the market has started to rise.

On the economic front, strong consumer spending and business investment has been countered by limited government spending and a deteriorating U.S. trade balance. On the inflation front, accelerating monetary growth has raised concerns that have so far been calmed by low Consumer Price Index growth and declining Producer Prices.

The net outcome of the mixed signals has been relatively stable interest rates. As was mentioned earlier, rates barely changed over the last six months. But dont let the calm on the surface lull you into a false sense of security. Just when the ride seems calm, the roller coaster is most likely to surprise you.

The magic of roller coasters is that they allow you to experience sensations
that can be found nowhere else.   However, rational people only ride them
because they come equipped with a restraining device to keep the rider from flying out as they rocket you along the way. Investing also offers safety devices, although they are less apparent. If an investor wants to survive the quarterly and annual fluctuations that are part and parcel of the financial markets, they have to invest based on an understanding of the long-term

Management Discussion and Analysis (unaudited)

investment dynamics. The global economy, its impact on the level of competition, and the disciplining force of the financial markets is what has allowed us to smooth the ride for bond investors.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Effective maturity - As of 4/30/98

Less than 1 Year                     3%
1 - 2 Years                          5%
2 - 3 Years                          9%
3 - 5 Years                         16%
5 - 7 Years                         12%
7 - 10 Years                        22%
More than 10 Years                  33%



[graphic]
<pie chart>
Data for pie chart to follow:






Portfolio Composition - As of 04/30/98

U.S. Treasury Securities                93%
Mortgage Backed Securities               4%
Cash & Equivalents                       3%

Performance Update as of April 30, 1998 (unaudited)






                              Exeter Fund, Inc. - Flexible Yield Series III

                                                                   Total Return
                                                                   -------------
Through                                        Growth of $10,000                  Average
04/30/98                                       Investment          Cumulative     Annual
---------------------------------------------  ------------------  -------------  --------

One Year                                       $           11,310         13.10%    13.10%
Inception 2                                    $           12,998         29.98%     6.19%








                              Merrill Lynch Corporate/Government Bond Index

                                                                   Total Return
                                                                   -------------
Through                                        Growth of $10,000                  Average
04/30/98                                       Investment          Cumulative     Annual
---------------------------------------------  ------------------  -------------  --------

One Year                                       $           11,125         11.25%    11.25%
Inception 2                                    $           13,293         32.93%     6.74%



The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield
Series III from its inception (12/20/93) to present (4/30/98)as compared to the Merrill
Corporate/Government Bond Index. 1

[graphic]
<line chart>
Data for line chart to follow:






          Exeter Fund Flexible Yield Series III  Merrill Lynch Corporate/Government Bond Index
Date
12/20/93                                $10,000                                        $10,000
12/31/93                                  9,960                                         10,013
12/31/94                                  9,380                                          9,686
12/31/95                                 11,451                                         11,532
10/31/96                                 11,431                                         11,778
10/31/97                                 12,542                                         12,832
04/30/98                                 12,998                                         13,293



1 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,068 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2 The Fund and Index performance are calculated from December 20, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)






                                                      PRINCIPAL       VALUE
                                                      AMOUNT         (NOTE 2)
U.S. TREASURY SECURITIES - 93.2%

   U.S. TREASURY BONDS - 26.9%
   U.S. Treasury Bond, 5.625%, 2/15/2006              $   70,000  $   69,431
   U.S. Treasury Bond, 7.25%, 8/15/2022                  125,000     144,063
   U.S. Treasury Bond, 6.875%, 8/15/2025                 155,000     172,389
                                                                  -----------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $331,484)                                        385,883
                                                                  -----------

   U.S. TREASURY NOTES - 60.0%
   U.S. Treasury Note, 5.125%, 11/30/1998                 35,000      34,934
   U.S. Treasury Note, 6.00%, 6/30/1999                   35,000      35,164
   U.S. Treasury Note, 6.375%, 7/15/1999                  15,000      15,136
   U.S. Treasury Note, 7.75%, 11/30/1999                  20,000      20,631
   U.S. Treasury Note, 6.25%, 8/31/2000                   30,000      30,413
   U.S. Treasury Note, 5.375%, 2/15/2001                  90,000      89,466
   U.S. Treasury Note, 6.25%, 6/30/2002                   50,000      51,031
   U.S. Treasury Note, 6.375%, 8/15/2002                 100,000     102,594
   U.S. Treasury Note, 5.625%, 12/31/2002                 75,000      74,836
   U.S. Treasury Note, 5.875%, 2/15/2004                 170,000     171,594
   U.S. Treasury Note, 6.50%, 8/15/2005                   55,000      57,423
   U.S. Treasury Note, 6.50%, 10/15/2006                  60,000      62,906
   U.S. Treasury Note, 6.25%, 2/15/2007                   50,000      51,687
   U.S. Treasury Note, 6.625%, 5/15/2007                  60,000      63,637
                                                                  -----------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $832,576)                                        861,452
                                                                  -----------

   U.S. TREASURY STRIPPED SECURITIES- 6.3%
   Interest Stripped - Principal Payment, 5/15/2014       98,000      37,325
   Interest Stripped - Principal Payment, 8/15/2014      143,000      53,638
                                                                  -----------

TOTAL U.S. TREASURY STRIPPED SECURITIES
   (Identified Cost $89,695)                                          90,963
                                                                  -----------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $1,253,755)                                       1,338,298
                                                                  -----------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                          Principal    Value
                                       Amount/Shares (Note 2)
U.S. GOVERNMENT AGENCIES - 3.8%

   MORTGAGE BACKED SECURITIES
   GNMA, Pool #224199, 9.50%, 7/15/2018    $10,425   $   11,276
   GNMA, Pool #299164, 9.00%, 12/15/2020    10,938       11,711
   GNMA, Pool #376345, 6.50%, 12/15/2023    30,995       30,715
                                                     ----------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $49,194)                            53,702
                                                    ----------

SHORT-TERM INVESTMENTS - 2.1%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost $30,415)                30,415      30,415
                                                    ----------

TOTAL INVESTMENTS - 99.1%
   (Identified Cost $1,333,364)                      1,422,415

OTHER ASSETS, LESS LIABILITIES - 0.9%                  14,019
                                                    ----------

NET ASSETS - 100%                                   $1,436,434
                                                    ==========








FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $1,333,364 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                              $91,763

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value                               (2,712)
                                                                                 --------

UNREALIZED APPRECIATION - NET                                                    $89,051
                                                                                 ========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998

ASSETS:

Investments, at value (identified cost $1,333,364)(Note 2)  $1,422,415
Interest receivable                                             18,168
Receivable from investment advisor (Note 3)                      6,378
                                                            ----------

TOTAL ASSETS                                                 1,446,961
                                                            ----------


LIABILITIES:

Accrued Directors' fees (Note 3)                                 3,395
Transfer agent fees payable (Note 3)                               166
Audit fee payable                                                3,899
Other payables and accrued expenses                              3,067
                                                            ----------

TOTAL LIABILITIES                                               10,527
                                                            ----------

NET ASSETS FOR 137,458 SHARES OUTSTANDING                   $1,436,434
                                                            ==========


NET ASSETS CONSIST OF:

Capital stock                                               $    1,374
Additional paid-in-capital                                   1,324,437
Undistributed net investment income                             11,586
Accumulated net realized gain on investments                     9,986
Net unrealized appreciation on investments                      89,051
                                                            ----------

TOTAL NET ASSETS                                            $1,436,434
                                                            ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($1,436,434/137,458 shares)                              $    10.45
                                                            ==========


The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $43,462
                                                          --------

EXPENSES:

Management fees (Note 3)                                    3,465
Directors' fees (Note 3)                                    4,317
Transfer agent fees (Note 3)                                  166
Audit fee                                                   4,499
Registration and filing fees                                2,108
Custodian fee                                                 620
Miscellaneous                                                 559
                                                          --------

Total Expenses                                             15,734

Less Reduction of Expenses (Note 3)                        (9,843)
                                                          --------

Net Expenses                                                5,891
                                                          --------

NET INVESTMENT INCOME                                      37,571
                                                          --------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)   10,054
Net change in unrealized appreciation on investments        2,458
                                                          --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                          12,512
                                                          --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $50,083
                                                          ========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets


                                                                 For the
                                                               Six Months       For the
                                                              Ended 4/30/98    Year Ended
                                                                (unaudited)     10/31/97
                                                            ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                       $       37,571   $    72,788
Net realized gain on investments                                    10,054         1,966
Net change in unrealized appreciation on investments                 2,458        48,709
                                                            ---------------  ------------

Net increase (decrease) in net assets from operations               50,083       123,463
                                                            ---------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                         (43,500)      (73,237)
From net realized gain on investments                                 (763)       (4,865)
                                                            ---------------  ------------

Total distributions to shareholders                                (44,263)      (78,102)
                                                            ---------------  ------------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase in net assets from capital
   share transactions (Note 5)                                      85,333       202,056
                                                            ---------------  ------------

Net increase in net assets                                          91,153       247,417

NET ASSETS:

Beginning of period                                              1,345,281     1,097,864
                                                            ---------------  ------------

END OF PERIOD (including undistributed net
   investment income of $11,586 and $17,515 respectively)   $    1,436,434   $ 1,345,281
                                                            ===============  ============

The accompanying notes are an integral part of the financial statements.

Financial Highlights







                                                    For the
                                                    Six                       For the                               For the period
                                                    Months        For the     Ten Months    For the     For the        12/20/93
                                                    Ended         Year                      Year        Year        (commencement
                                                        4/30/98   Ended        Ended        Ended       Ended       of operations)
                                                     (UNAUDITED)   10/31/97      10/31/96    12/31/95    12/31/94   to 12/31/93
                                                    ------------  ----------  ------------  ----------  ----------  -----------

Per share data (for a share outstanding
 throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD               $     10.41   $   10.13   $     10.51   $    9.11   $    9.95   $    10.00
                                                    ------------  ----------  ------------  ----------  ----------  -----------

Income from investment operations:
   Net investment income                                  0.276       0.580         0.497       0.582       0.262        0.010
   Net realized and unrealized gain (loss)
      on investments                                      0.097       0.355        (0.532)      1.393      (0.841)      (0.050)
                                                    ------------  ----------  ------------  ----------  ----------  -----------
Total from investment operations                          0.373       0.935        (0.035)      1.975      (0.579)      (0.040)
                                                    ------------  ----------  ------------  ----------  ----------  -----------

Less distributions to shareholders:
   From net investment income                            (0.327)     (0.610)       (0.345)     (0.575)     (0.261)      (0.010)
   From net realized gain on investments                 (0.006)     (0.045)           --          --          --         --
                                                    ------------  ----------  ------------  ----------  ----------   ----------

Total distributions to shareholders                      (0.333)     (0.655)       (0.345)     (0.575)     (0.261)      (0.010)
                                                    ------------  ----------  ------------  ----------  ----------   ----------

NET ASSET VALUE - END OF PERIOD                     $     10.45   $   10.41   $     10.13   $   10.51   $    9.11    $    9.95
                                                    ============  ==========  ============  ==========  ==========   =========

Total return 1                                             3.63%       9.73%       (0.18%)      22.09%     (5.83%)     (0.40%)

Ratios (to average net assets)/Supplemental Data:
   Expenses*                                             0.85%2        0.85%       0.85%2        0.85%       0.85%      0.85%2
   Net investment income*                                5.42%2        5.82%       5.98%2        6.13%       6.22%      3.85%2

Portfolio turnover                                            6%         51%            5%          6%          1%          0%

NET ASSETS - END OF PERIOD (000's omitted)          $     1,436   $   1,345   $     1,098   $   1,159   $     748    $     75
                                                    ============  ==========  ============  ==========  ==========   =========




* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1993, 1994 and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                                          $ 0.204  $0.437   $ 0.360  $0.429   $0.192   $ 0.010
Ratios(to average net assets):
    Expenses                                                    2.27%2    2.28%   2.50%2    2.46%    2.50%   2.50%2
    Net investment income                                       4.00%2    4.39%   4.33%2    4.52%    4.57%   2.20%2

1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Flexible Yield Series III (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the "Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Flexible Yield Series III Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal
    Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    MULTIPLE CLASSES OF SHARES
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc.(the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. The fee amounted to $3,465 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are affiliated persons of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $6,378 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $166 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

    Purchases and sales of United States Government securities, other than short-term securities, were $164,953 and $74,071, respectively, for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)


5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Flexible Yield Series III Class A Common Stock were:






                     For the Six Months                    For the Year
                       Ended 4/30/98                      Ended 10/31/97
                    -------------------                 ------------------
                   Shares           Amount            Shares          Amount
             -------------------  ----------      ----------------  ----------
Sold                     19,230   $ 201,730                76,364   $  754,896
Reinvested                3,515      36,435                 6,790       67,166
Repurchased             (14,561)   (152,832)              (62,307)    (620,006)
                     -----------  ----------          ------------  -----------
Net increase              8,184   $  85,333                20,847   $  202,056
                       =========  ==========            ==========  ===========

The Advisor owned 11,886 shares on April 30, 1998 and 11,513 shares on
October 31, 1997.




6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

Exeter Fund, Inc.

Defensive Series

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholders:

While all seemed well for the stock market on the surface over the past few months, a closer look reveals that underneath the still-rising price levels, earnings growth had slowed and sales growth had virtually ground to a halt. So, while inflation remains low and the economy continues to grow at a moderate pace, market valuations for U.S. stocks remain very high, reflecting all the good news and none of the potential risk in the current environment.

As a result of what is happening with the U.S. economy and stock market, we have kept a significant portion of the stock in the portfolio invested in foreign companies at more attractive valuations. This also comes at a time when other countries around the world are improving their competitive advantages relative to the U.S., due in part to their cost-cutting efforts and to currency movements. On the domestic side, we have continued to look for stocks that are less likely to be hit as hard by a correction and that can lead in a recovery, basing investments on the fundamentals rather than the fanfare.

On the bond side, the market gained some ground over the period with slightly falling interest rates, but held a relatively cautious stance overall. The yield on the U.S. Treasury bond dropped 20 basis points (0.20%) from where it was six months ago, with most of the ground gained during the last couple of months in 1997. The fixed income portion of the portfolio still maintains a focus on high quality, long-term securities, while the low-inflation globally-competitive environment continues to provide a positive backdrop for bonds.

Management Discussion and Analysis (unaudited)

In conclusion, as we continue to witness the exuberance in the stock market, we maintain our philosophy of patient long-term investing and managing risk based on our long-term overview. Investment selections are being made cautiously, focusing on their prospects of weathering a long period of potentially mediocre market returns, or recovering in the event of a correction.

As always, it is a privilege to serve you.

Sincerely,


Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Portfolio Composition - As of 4/30/98


Bonds                                  75%
Stocks                                 14%
Cash & Equivalents                     11%

Performance Update as of April 30, 1998 (unaudited)






                            Exeter Fund, Inc. - Defensive Series

                                                          Total Return
                                                          -------------
Through                               Growth of $10,000                  Average
04/30/98                              Investment          Cumulative     Annual
------------------------------------  ------------------  -------------  --------

One Year                              $           11,127         11.27%    11.27%
Inception2                            $           11,910         19.10%     7.25%








                             Lehman Brothers Intermediate Bond Index

                                                             Total Return
                                                             -------------
Through                                  Growth of $10,000                  Average
04/30/98                                 Investment          Cumulative     Annual
---------------------------------------  ------------------  -------------  --------

One Year                                 $           10,894          8.94%     8.94%
Inception2                               $           11,728         17.28%     6.59%








                            15-85 Blended Index

                                         Total Return
                                         -------------
Through              Growth of $10,000                  Average
04/30/98             Investment          Cumulative     Annual
-------------------  ------------------  -------------  --------

One Year             $           11,356         13.56%    13.56%
Inception2           $           12,768         27.68%    10.27%



The value of a $10,000 investment in the Exeter Fund, Inc. - Defensive
Series from its inception (11/1/95) to present
(4/30/98) as compared to the Lehman
Brothers Intermediate Bond Index and a
15-85 Blended Index. 1

[graphic]
<line chart>
Data for line chart to follow:





          Exeter Fund         Lehman Brothers
          Defensive Series    Intermediate Bond Index     15-85 Blended Index
11/01/95  $10,000             $10,000                     $10,000
04/30/96   10,116              10,116                      10,301
10/31/96   10,494              10,581                      10,847
04/30/97   10,704              10,765                      11,243
10/31/97   11,411              11,374                      12,052
04/30/98   11,910              11,728                      12,768


1 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,080 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 15-85 Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. Both Indices returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2 Performance numbers for the Fund and Indices are calculated from November 1, 1995, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30 ,1998 (unaudited)






                                                       VALUE
                                               SHARES   (NOTE 2)
COMMON STOCK - 13.94%

AGRICULTURAL PRODUCTION - 0.02%
    Sylvan, Inc.*                                  50  $    756
                                                       ---------

AMUSEMENT & RECREATION SERVICES - 0.24%
    Resorts World Bhd. - ADR (Note 7)           1,025     9,866
                                                       ---------

APPAREL - 0.03%
    Novel Denim Holdings, Ltd.*                    50     1,263
                                                       ---------

BUSINESS SERVICES - 0.40%
    National Data Corp.                           400    16,325
                                                       ---------

CHEMICAL & ALLIED PRODUCTS - 0.61%
    Cypress Bioscience, Inc.*                     100       344
    Pharmacia & Upjohn, Inc.                      575    24,186
    PT Tri Polyta Indonesia - ADR (Note 7)        175       394
                                                       ---------
                                                         24,924
                                                       ---------
COMPUTER EQUIPMENT - 0.51%
    Bell & Howell Co.*                             50     1,381
    International Game Technology                 700    19,469
                                                       ---------
                                                         20,850
                                                       ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.03%
    Apache Medical Systems, Inc.*                 100       312
    DAOU Systems, Inc.*                            50       900
                                                       ---------
                                                          1,212
                                                       ---------

CRUDE PETROLEUM & NATURAL GAS - 1.77%
    Petroleo Brasileiro - S.A. (Petrobras) -
       ADR (Note 7)                             1,675    42,387
    Union Texas Petroleum Holdings, Inc.        1,475    29,777
                                                       ---------
                                                         72,164
                                                       ---------
DIAMONDS - 0.71%
    De Beers Centenary AG - ADR (Note 7)        1,125    28,969
                                                       ---------

DISTRIBUTION - WHOLESALE - 0.33%
    Philip Services Corp.*                        125       945
    Unisource Worldwide, Inc.                   1,000    12,688
                                                       ---------
                                                         13,633
                                                       ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                     Value
                                             Shares (Note2)
ELECTRONICS & ELECTRICAL EQUIPMENT - 1.03%
    Firearms Training Systems, Inc.*           100  $  875
    Harman International Industries, Inc.       25   1,075
    Motorola, Inc.                             700  38,938
    Scientific-Atlanta, Inc.                    25     597
    Ultralife Batteries, Inc.*                  50     628
                                                    ------
                                                    42,113
                                                    ------
FOOD & BEVERAGES - 0.48%
    Diageo plc- ADR (Note 7)                   404  19,417
                                                    ------

GLASS PRODUCTS - 0.02%
    Libbey, Inc.                                25     944
                                                    ------

HEALTH SERVICES - 0.69%
    MedPartners, Inc.*                       2,750  28,187
                                                    ------

INDUSTRIAL & COMMERCIAL MACHINERY - 0.48%
    Comfort Systems USA, Inc.*                  50   1,169
    NN Ball & Roller, Inc.                     100   1,238
    York International Corp.                   350  17,259
                                                    ------
                                                    19,666
                                                    ------

MOTION PICTURE PRODUCTION - 0.01%
    Group AB SA - ADR* (Note 7)                 75     445
                                                    ------

PAPER MILLS - 0.02%
    Schweitzer-Mauduit International, Inc.      25     831
                                                    ------

PRIMARY METAL INDUSTRIES - 0.06%
    Gibraltar Steel Corp.*                      50   1,200
    Wolverine Tube Inc.*                        25     984
                                                    ------
                                                     2,184
                                                    ------
PRINTING & PUBLISHING - 0.02%
    Scholastic Corp.*                           25     931
                                                    ------

RESTAURANTS - 0.84%
    McDonald's Corp.                           550  34,031
                                                    ------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                             Value
                                                     Shares (Note2)
RETAIL - 0.17%
    APPAREL & ACCESSORY STORES - 0.03%
    Loehmanns, Inc.*                                    75  $   319
    Talbots, Inc.                                       50      950
                                                            -------
                                                              1,269
                                                            -------

    SPECIALTY STORES - 0.14%
    Hancock Fabrics, Inc.                              325    4,834
    Zale Corp.*                                         25      753
                                                            -------
                                                              5,587
                                                            -------
                                                              6,856
                                                            -------

SOFTWARE - 0.04%
    Broderbund Software, Inc.*                          50      894
    HCIA, Inc.*                                         75      839
                                                            -------
                                                              1,733
                                                            -------
TECHNICAL INSTRUMENTS & SUPPLIES - 2.82%
    CardioGenesis Corp.*                                25      159
    Eastman Kodak Co.                                1,000   72,188
    Millipore Corp.*                                 1,200   41,400
    Sola International Inc.*                            25    1,063
                                                            -------
                                                            114,810
                                                            -------
TELECOMMUNICATION SERVICE- 1.36%
    Compania Anonima Nacional Telefonos de
       Venezuela - (CANTV) ADR (Note 7)                600   20,100
    Telecomunicacoes Brasileiras S.A. (Telebras) -
       ADR (Note 7)                                    290   35,326
                                                            -------
                                                             55,426
                                                            -------
TEXTILE MILL PRODUCTS - 0.02%
    Albany International Corp. - Class A                25      712
                                                            -------

TRANSPORTATION - 1.22%
    EQUIPMENT - 0.05%
    Federal Signal Corp.                                50    1,072
    Miller Industries, Inc.*                           100      787
                                                            -------
                                                              1,859
                                                            -------
    RAILROAD - 1.16%
    Canadian National Railway Co. - ADR (Note 7)       725   47,170
                                                            -------


The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                     Shares/Principal  Value
                                          Amount      (Note 2)
TRANSPORTATION (continued)
    WATER - 0.02%
    Trico Marine Services, Inc.*                  25  $     566
                                                      ---------
                                                         49,595
                                                      ---------

TOTAL COMMON STOCK
   (Identified Cost $552,148)                           567,843
                                                      ---------

U.S. TREASURY SECURITIES - 67.13%

   U.S. TREASURY BONDS - 22.60%
   U.S. Treasury Bond, 6.50%, 5/15/2005     $625,000    652,149
   U.S. Treasury Bond, 5.50%, 2/15/2008       35,000     34,541
   U.S. Treasury Bond, 6.875%, 8/15/2025     210,000    233,559
                                                      ---------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $898,325)                           920,249
                                                      ---------

   U.S. TREASURY NOTES - 44.53%
   U.S. Treasury Note, 6.00%, 8/15/1999      295,000    296,475
   U.S. Treasury Note, 6.125%, 9/30/2000     660,000    667,425
   U.S. Treasury Bond, 5.625%, 2/28/2001     185,000    185,000
   U.S. Treasury Note, 6.25%, 6/30/2002      150,000    153,094
   U.S. Treasury Note, 5.875%, 9/30/2002     275,000    276,976
   U.S. Treasury Note, 6.25%, 2/15/2003      155,000    158,633
   U.S. Treasury Note, 5.875%, 2/14/2004      75,000     75,703
                                                      ---------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $1,805,458)                       1,813,306
                                                      ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $2,703,783)                       2,733,555
                                                      ---------

U.S. GOVERNMENT AGENCIES - 7.76%

   MORTGAGE BACKED SECURITIES
   GNMA, Pool #365225 , 9.00%, 11/15/2024     45,598     48,819
   GNMA, Pool #398655, 6.50%, 5/15/2026       46,754     46,331
   GNMA, Pool #452826, 9.00%, 1/15/2028      206,221    220,786
                                                      ---------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $315,822)                           315,936
                                                      ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                        Principal    Value
                                      Amount/Shares (Note 2)
SHORT-TERM INVESTMENTS - 9.80%
   U.S. Treasury Bill, 5/14/1998        $  150,000  $  149,738
   U.S. Treasury Bill, 5/28/1998           100,000      99,634
   Dreyfus Treasury Cash Management Fund   149,762     149,762
                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $399,134)                          399,134
                                                    ----------

TOTAL INVESTMENTS - 98.63%
   (Identified Cost $3,970,887)                      4,016,468

OTHER ASSETS, LESS LIABILITIES - 1.37%                  55,991
                                                    ----------

NET ASSETS - 100%                                   $4,072,459
                                                    ==========



*Non-income producing security






FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $3,970,887 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost                                                              $ 68,412

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                                   (22,831)
                                                                                 ---------

UNREALIZED APPRECIATION - NET                                                    $ 45,581
                                                                                 =========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998

ASSETS:

Investments, at value (identified cost $3,970,887)(Note 2)  $4,016,468
Cash                                                             3,404
Interest receivable                                             40,540
Receivable for securities sold                                  18,709
Dividends receivable                                             2,381
Receivable from investment advisor (Note 3)                      1,945
                                                            ----------

TOTAL ASSETS                                                 4,083,447
                                                            ----------


LIABILITIES:

Accrued Directors' fees (Note 3)                                 3,395
Transfer agent fees payable (Note 3)                               312
Audit fee payable                                                3,374
Other payables and accrued expenses                              3,907
                                                            ----------

TOTAL LIABILITIES                                               10,988
                                                            ----------

NET ASSETS FOR 379,103 SHARES OUTSTANDING                   $4,072,459
                                                            ==========


NET ASSETS CONSIST OF:

Capital stock                                               $    3,791
Additional paid-in-capital                                   3,957,534
Undistributed net investment income                             43,107
Accumulated net realized gain on investments                    22,446
Net unrealized appreciation on investments                      45,581
                                                            ----------

TOTAL NET ASSETS                                            $4,072,459
                                                            ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($4,072,459/379,103 shares)                              $    10.74
                                                            ==========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Interest                                                  $ 62,802
Dividends                                                    6,661
                                                          ---------

Total Investment Income                                     69,463
                                                          ---------


EXPENSES:

Management fees (Note 3)                                    10,405
Directors' fees (Note 3)                                     4,317
Transfer agent fees (Note 3)                                   312
Audit fee                                                    4,992
Registration and filing fees                                 2,728
Custodian fee                                                1,984
Miscellaneous                                                  619
                                                          ---------

Total Expenses                                              25,357

Less Reduction of Expenses (Note 3)                        (12,350)
                                                          ---------

Net Expenses                                                13,007
                                                          ---------

NET INVESTMENT INCOME                                       56,456
                                                          ---------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)    29,216
Net change in unrealized appreciation on investments        19,601
                                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                           48,817
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $105,273
                                                          =========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets





                                                                 For the Six
                                                                   Months
                                                                   Ended         For the
                                                                  4/30/98       Year Ended
                                                                 (unaudited)     10/31/97
                                                                -------------  ------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                                           $     56,456   $    62,693
Net realized gain on investments                                      29,216        27,310
Net change in unrealized appreciation on investments                  19,601        27,116
                                                                -------------  ------------

Net increase in net assets from operations                           105,273       117,119
                                                                -------------  ------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                           (45,239)      (41,851)
From net realized gain on investments                                (34,078)       (6,511)
                                                               --------------  ------------

Total distribution to shareholders                                   (79,317)      (48,362)
                                                               --------------  ------------


CAPITAL STOCK ISSUED  AND REPURCHASED:

Net increase in net assets from capital share
   transactions (Note 5)                                            2,282,467       950,074
                                                                -------------  ------------

Net increase in net assets                                          2,308,423     1,018,831


NET ASSETS:

Beginning of period                                                 1,764,036       745,205
                                                                -------------  ------------

END OF PERIOD (including undistributed net investment
   income of $43,107 and $31,890, respectively)                  $  4,072,459   $ 1,764,036
                                                                =============  ============



The accompanying notes are an integral part of the financial statements.

Financial Highlights






                                                           For the Six
                                                          Months Ended     For the       For the
                                                             4/30/98      Year Ended    Year Ended
                                                           (unaudited)     10/31/97      10/31/96
                                                          --------------  ------------  ------------

Per share data (for a share outstanding throughout each period):

NET ASSET VALUE - BEGINNING OF PERIOD                     $       10.71   $     10.29   $     10.00
                                                          --------------  ------------  ------------

Income from investment operations:
   Net investment income                                          0.162         0.426         0.349
   Net realized and unrealized gain on investments                0.292         0.447         0.137
                                                          --------------  ------------  ------------

Total from investment operations                                  0.454         0.873         0.486
                                                          --------------  ------------  ------------

Less distributions to shareholders:
   From net investment income                                    (0.242)       (0.385)       (0.196)
   From net realized gain on investments                         (0.182)       (0.068)           --
                                                          --------------  ------------  ------------

Total distribution to shareholders                               (0.424)       (0.453)       (0.196)
                                                          --------------  ------------  ------------

NET ASSET VALUE - END OF PERIOD                           $       10.74   $     10.71   $     10.29
                                                          ==============  ============  ============

Total return1                                                     4.38%         8.74%         4.94%

Ratios (to average net assets) / Supplemental Data:
    Expenses*                                                     1.00%2          1.00%         1.00%
    Net investment income*                                        4.34%2          4.45%         4.26%

Portfolio turnover                                                  9%           60%           30%

Average commission rate paid                              $      0.0522   $    0.0590   $    0.0691

NET ASSETS - END OF PERIOD (000's omitted)                $       4,072   $     1,764   $       745
                                                          ==============  ============  ============



*The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                                          $ 0.127  $0.274   $0.226

Ratios (to average net assets):
   Expenses                                                     1.95%2    2.59%    2.50%
   Net investment income                                        3.39%2    2.86%    2.76%


1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Defensive Series (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the "Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Defensive Series Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made semi-annually. Distributions re recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the Advisor), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.8% of the Fund's average daily net assets. The fee amounted to $10,405 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.0% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $1,945 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $312 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1998, purchases and sales of securities, other than United States Government securities and short-term securities, were $359,717 and $124,432, respectively. Purchases and sales of United States Government securities were $1,741,963 and $95,392, respectively.

Notes to Financial Statements (unaudited)

5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Defensive Series Class A Common Stock were:






                 For the Six Months                           For the Year
                    Ended 4/30/98                            Ended 10/31/97
                 -------------------                        ---------------

                 Shares               Amount       Shares             Amount
                -------------------  -----------  -------------     -----------
Sold                       225,775   $2,405,226          166,901    $1,715,330
Reinvested                   7,641       79,318            4,719        48,362
Repurchased                (18,962)    (202,077)         (79,413)     (813,618)
                    ---------------  -----------  ---------------   -----------
Net Increase                214,454   $2,282,467          92,207       950,074
                 ===================  ===========  ===============   ===========


    The Advisor owned 35,296 shares on April 30, 1998 and 33,910 shares on
    October 31, 1997.




6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

7.  FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and potential adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile that those of securities of comparable domestic companies and the United States Government.

Exeter Fund, Inc.

Maximum Horizon Series

Semi-Annual Report
April 30, 1998

Manangement Discussion and Analysis (unaudited)

Dear Shareholders:

While all seemed well for the stock market on the surface over the past few months, a closer look reveals that underneath the still-rising price levels, earnings growth had slowed and sales growth had virtually ground to a halt. So, while inflation remains low and the economy continues to grow at a moderate pace, market valuations for U.S. stocks remain very high, reflecting all the good news and none of the potential risk in the current environment.

As a result of what is happening with the U.S. economy and stock market, we have kept a significant portion of the stock in the portfolio invested in foreign companies at more attractive valuations. This also comes at a time when other countries around the world are improving their competitive advantages relative to the U.S., due in part to their cost-cutting efforts and to currency movements. On the domestic side, we have continued to look for stocks that are less likely to be hit as hard by a correction and that can lead in a recovery, basing investments on the fundamentals rather than the fanfare.

On the bond side, the market gained some ground over the period with slightly falling interest rates, but held a relatively cautious stance overall. The yield on the U.S. Treasury bond dropped 20 basis points (0.20%) from where it was six months ago, with most of the ground gained during the last couple of months in 1997. The fixed income portion of the portfolio still maintains a focus on high quality, long-term securities, while the low-inflation globally-competitive environment continues to provide a positive backdrop for bonds.

Manangement Discussion and Analysis (unaudited)

In conclusion, as we continue to witness the exuberance in the stock market, we maintain our philosophy of patient long-term investing and managing risk based on our long-term overview. Investment selections are being made cautiously, focusing on their prospects of weathering a long period of potentially mediocre market returns, or recovering in the event of a correction.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

[graphic]
<pie chart>
Data for pie chart to follow:






Portfolio Composition - As of 4/30/98

Stocks                                 88%
Bonds                                   6%
Cash & Equivalents                      6%

Performance Update as of April 30, 1998 (unaudited)






                             Exeter Fund, Inc. - Maximum Horizon Series

                                                                      Total Return
                                                                      -------------
Through                                     Growth of $10,000                  Average
04/30/98                                       Investment       Cumulative     Annual
------------------------------------------  ------------------  -------------  --------

One Year                                    $           13,000         30.00%    30.00%
Inception2                                  $           16,365         63.65%    21.79%








                             Standard & Poor's 500 Total Return Index

                                                                    Total Return
                                                                    -------------
Through                                   Growth of $10,000                  Average
04/30/98                                     Investment       Cumulative     Annual
----------------------------------------  ------------------  -------------  --------

One Year                                  $           14,104         41.04%    41.04%
Inception2                                $           20,076        100.76%    32.17%



The value of a $10,000 investment in the Exeter Fund, Inc. - Maximum
Horizon Series from its inception (11/1/95) to present (4/30/98) as compared to the Standard & Poor's (S&P) 500 Total Return
Index. 1

[graphic]
<line chart>
Data for line chart to follow:





          Exeter Fund Maximum Horizon Series  Standard & Poors Total Return Index

11/01/95  10,000                                                           10,000
04/30/96  10,753                                                           11,376
10/31/96  11,521                                                           12,408
04/30/97  12,589                                                           14,233
10/31/97  14,604                                                           16,392
04/30/98  16,365                                                           20,076



1 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of approximately 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2  The  Fund  and  Index performance are calculated from November 1, 1995, the
Fund's  inception  date.   The Fund's performance is historical and may not be
indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)






                                                             VALUE
                                                    SHARES  (NOTE 2)
                                                    ------  -----------
COMMON STOCK - 87.99%

AGRICULTURAL PRODUCTION - 0.09%
     Sylvan, Inc.*                                   1,050  $   15,881
                                                            -----------

AMUSEMENT & RECREATION SERVICES - 0.90%
     Resorts World Bhd - ADR (Note 7)               17,050     164,116
                                                            -----------

APPAREL - 0.14%
     Novel Denim Holdings Ltd.*                      1,000      25,250
                                                            -----------

BUSINESS SERVICES - 2.26%
     National Data Corp.                            10,100     412,206
                                                            -----------

CHEMICAL & ALLIED PRODUCTS - 8.37%
     Celltech plc* (United Kingdom) (Note 7)        86,350     495,852
     Cypress Bioscience, Inc.*                       2,600       8,938
     Mallinckrodt, Inc.                              4,475     144,319
     Orion-Yhtyma OY - B Shares (Finland) (Note 7)     700      21,745
     Pharmacia & Upjohn, Inc.                       10,925     459,533
     PT Tri Polyta Indonesia - ADR (Note 7)          4,700      10,575
     R.P. Scherer Corp.*                             5,275     385,075
                                                            -----------
                                                             1,526,037
                                                            -----------

COMPUTER EQUIPMENT - 8.55%
     Bell & Howell Co.*                             29,125     804,578
     International Game Technology                  27,150     755,109
                                                            -----------
                                                             1,559,687
                                                            -----------


COMPUTER INTEGRATED SYSTEMS DESIGN - 3.63%
     Apache Medical Systems, Inc.*                   4,600      14,375
     DAOU Systems, Inc.*                             1,400      25,200
     HBO & Co.                                      10,400     622,050
                                                            -----------
                                                               661,625
                                                            -----------


CRUDE PETROLEUM & NATURAL GAS - 8.85%
     Petroleo Brasileiro S.A. (Petrobras) -
        ADR (Note 7)                                27,700     700,962
     Union Texas Petroleum Holdings, Inc.           35,850     723,722
     YPF Sociedad Anonima - ADR (Note 7)             5,425     189,197
                                                            -----------
                                                             1,613,881
                                                            -----------

DIAMONDS - 1.14%
     De Beers Centenary AG - ADR (Note 7)            8,045     207,159
                                                            -----------



The accompanying notes are an integral part of the financial statements.

Invesment Portfolio - April 30, 1998 (unaudited)





                                                             VALUE
                                                   SHARES  (NOTE 2)
                                                   ------  -----------
DISTRIBUTION - WHOLESALE - 1.82%
     Philip Services Corp.*                         3,100 $ 23,444
     Unisource Worldwide, Inc.                     24,365  309,131
                                                           -------
                                                           332,575
                                                           -------

ELECTRONICS & ELECTRICAL EQUIPMENT - 4.73%
     Firearms Training Systems, Inc.*               2,350   20,563
     Harman International Industries, Inc.            525   22,575
     Motorola, Inc.                                14,145  786,816
     Scientfic-Atlanta, Inc.                          800   19,100
     Ultralife Batteries, Inc.*                     1,200   15,075
                                                           -------
                                                           864,129
                                                           -------

FOOD & BEVERAGES - 3.29%
     Allied Domecq plc - ADR (Note 7)              36,800  379,636
     Unilever plc - ADR (Note 7)                    5,200  219,700
                                                           -------
                                                           599,336
                                                           -------
GLASS PRODUCTS - 2.19%
     Corning, Inc.                                  9,700  388,000
     Libbey, Inc.                                     300   11,325
                                                           -------
                                                           399,325
                                                           -------

HEALTH SERVICES - 3.87%
     MedPartners, Inc.*                            68,940  706,635
                                                           -------

HOTELS & LODGING PLACES - 1.60%
     CDL Hotels International Ltd. - ADR (Note 7)  95,200  291,883
                                                           -------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.80%
     Comfort Systems USA, Inc.*                       975   22,791
     NN Ball & Roller, Inc.                         2,375   29,391
     York International Corp.                       5,615  276,890
                                                           -------
                                                           329,072
                                                           -------

MOTION PICTURE PRODUCTION - 0.07%
     Group AB SA - ADR* (Note 7)                    2,100   12,469
                                                           -------



The accompanying notes are an integral part of the financial statements.

Invesment Portfolio - April 30, 1998 (unaudited)





                                                         VALUE
                                                SHARES  (NOTE 2)
                                                ------  -----------
PAPER MILLS - 9.53%
     Aracruz Celulose S.A. - ADR (Note 7)       46,600  $ 733,950
     Asia Pulp & Paper Co. Ltd. - ADR (Note 7)  41,200    599,975
     Kimberly-Clark Corp.                        7,375    374,281
     Schweitzer-Mauduit International, Inc.        875     29,094
                                                        ---------
                                                        1,737,300
                                                        ---------


PRIMARY METAL INDUSTRIES - 0.26%
     Gibraltar Steel Corp.*                      1,300     31,200
     Wolverine Tube Inc.*                          425     16,734
                                                        ---------
                                                           47,934
                                                        ---------

PRINTING & PUBLISHING - 0.18%
     Scholastic Corp.*                             900     33,525
                                                        ---------


RESTAURANTS - 4.91%
     McDonald's Corp.                            9,585    593,072
     Viad Corp.                                 11,700    302,006
                                                        ---------
 .                                                         895,078
                                                        ---------

RETAIL - 0.73%
     APPAREL & ACCESSORY STORES - 0.14%
     Loehmanns, Inc.*                            1,750      7,438
     Talbots, Inc.                                 950     18,050
                                                        ---------
                                                           25,488
                                                        ---------
     SPECIALITY STORES - 0.59%
     Hancock Fabrics, Inc.                       5,525     82,184
     Zale Corp.*                                   825     24,853
                                                        ---------
                                                          107,037
                                                        ---------
                                                          132,525
                                                        ---------
SOFTWARE - 0.22%
     Broderbund Software, Inc.*                  1,125     20,109
     HCIA, Inc.*                                 1,775     19,858
                                                        ---------
                                                           39,967
                                                        ---------



The accompanying notes are an integral part of the financial statements.

Invesment Portfolio - April 30, 1998 (unaudited)





                                                              VALUE
                                                    SHARES   (NOTE 2)
                                                    ------  -----------
TECHNICAL INSTRUMENTS & SUPPLIES - 11.66%
     MEASURING & CONTROLLING DEVICES- 6.23%
     Millipore Corp.                                 20,200  $  696,900
     Teradyne, Inc.*                                 12,025     438,912
                                                             ----------
                                                              1,135,812
                                                             ----------

     OPTICAL SUPPLIES - 0.10%
     Sola International, Inc.*                          425      18,062
                                                             ----------

     PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 5.28%
     Eastman Kodak Co.                               13,340     962,981
                                                             ----------

     SURGICAL & MEDICAL INSTRUMENTS - 0.05%
     CardioGenesis Corp.*                             1,325       8,447
                                                             ----------
                                                              2,125,302
                                                             ----------
TELECOMMUNICATION SERVICES - 3.78%
     Compania Anonima Nacional Telefonos de
        Venezuela (CANTV) - ADR (Note 7)             12,720     426,120
     Telecomunicacoes Brasileiras S.A.(Telebras) -
        ADR (Note 7)                                  2,175     264,942
                                                             ----------
                                                                691,062
                                                             ----------

TEXTILE MILL PRODUCTS - 0.14%
     Albany International Corp. - Class A               900      25,650
                                                             ----------

TRANSPORTATION - 3.16 %
     EQUIPMENT - 0.23%
     Federal Signal Corp.                             1,075      23,045
     Miller Industries, Inc.*                         2,475      19,491
                                                             ----------
                                                                 42,536
                                                             ----------

     RAILROAD - 2.85%
     Canadian National Railway Co. - ADR (Note 7)     8,000     520,500
                                                             ----------

     WATER  - 0.08%
     Trico Marine Services, Inc.*                       650      14,706
                                                             ----------
                                                                577,742
                                                             ----------

UTILITIES-ELECTRIC - 0.12%
     Enersis S.A.- ADR (Note 7)                         725      21,342
                                                             ----------


TOTAL COMMON STOCK
     (Identified Cost $15,443,939)                           16,048,693
                                                             ----------



The accompanying notes are an integral part of the financial statements.

Invesment Portfolio - April 30, 1998 (unaudited)





                                          Principal      Value
                                        Amount/Shares  (Note 2)
U.S. TREASURY SECURITIES - 6.27%
     U.S. TREASURY BONDS
     U.S. Treasury Bond, 6.875%,  8/15/2025  $210,000  $   233,559
     U.S. Treasury Bond, 6.50%, 11/15/2026    855,000      910,575
                                                       ------------

TOTAL U.S. TREASURY SECURITIES
     (Identified Cost $1,153,546)                        1,144,134
                                                       ------------

SHORT-TERM INVESTMENTS - 6.65%
     Federal National Mortgage Association
        Discount Note, 5/08/1998              550,000      549,422
     U.S. Treasury Bill, 5/21/1998            350,000      349,003
     Dreyfus Treasury Cash Management Fund    313,710      313,710
                                                       ------------

TOTAL SHORT-TERM INVESTMENTS
     (Identified Cost $1,212,135)                        1,212,135
                                                       ------------

TOTAL INVESTMENTS - 100.91%
     (Identified Cost $17,809,620)                      18,404,962

LIABILITIES, LESS OTHER ASSETS - (0.91%)                  (166,028)
                                                       ------------

NET ASSETS - 100%                                      $18,238,934
                                                       ============



*Non-income producing security






FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $17,809,620 was as follows:

Aggregate gross unrealized appreciation for all investments in                   $1,403,548
which there was an excess of value over tax cost

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                                   (808,206)
                                                                                 -----------

UNREALIZED APPRECIATION - NET                                                    $  595,342
                                                                                 ===========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998

ASSETS:

Investments, at value (identified cost $17,809,620)(Note 2)  $18,404,962
Cash                                                               6,386
Dividends receivable                                              42,638
Interest receivable                                               28,630
Receivable for fund shares sold                                   27,747
                                                             -----------

TOTAL ASSETS                                                  18,510,363
                                                             -----------

LIABILITIES:

Accrued management fees (Note 3)                                  17,577
Accrued Directors' fees (Note 3)                                   1,728
Transfer agent fees payable (Note 3)                                  95
Payable for securities purchased                                 248,527
Audit fee payable                                                  3,071
Other payables and accrued expenses                                  431
                                                             -----------

TOTAL LIABILITIES                                                271,429
                                                             -----------

NET ASSETS FOR 1,256,907 SHARES OUTSTANDING                  $18,238,934
                                                             ===========

NET ASSETS CONSIST OF:

Capital stock                                                $    12,569
Additional paid-in-capital                                    16,540,950
Undistributed net investment income                               99,596
Accumulated net realized gain on investments                     990,570
Net unrealized appreciation on investments                       595,249
                                                             -----------

TOTAL NET ASSETS                                             $18,238,934
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($18,238,934/1,256,907 shares)                            $     14.51
                                                             ===========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Dividends                                                 $  146,400
Interest                                                      41,695
                                                          -----------

Total Investment Income                                      188,095
                                                          -----------

EXPENSES:

Management fees (Note 3)                                      68,721
Directors' fees (Note 3)                                       4,317
Transfer agent fees (Note 3)                                   1,649
Audit fee                                                      5,582
Custodian fee                                                  4,374
Registration and filing fees                                   2,727
Miscellaneous                                                  1,239
                                                          -----------

Total Expenses                                                88,609

Less Reduction of Expenses (Note 3)                           (6,144)
                                                          -----------

Net Expenses                                                  82,465
                                                          -----------

NET INVESTMENT INCOME                                        105,630
                                                          -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:

Net realized gain on investments (identified cost basis)     993,601
Net change in unrealized appreciation on investments         621,051
                                                          -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                          1,614,652
                                                          -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $1,720,282
                                                          ===========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets








                                                         For the Six
                                                         Months Ended           For the
                                                           4/30/98             Year Ended
                                                         (unaudited)            10/31/97
                                                       -------------  ----------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                  $    105,630   $              52,531
Net realized gain on investments                            993,601               1,008,486
Net change in unrealized appreciation (depreciation)
   on investments                                           621,051                 (64,888)
                                                       -------------  ----------------------

Net increase in net assets from operations                1,720,282                 996,129
                                                       -------------  ----------------------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income                                  (35,473)                (26,434)
From net realized gain on investments                    (1,010,011)                (11,941)
                                                       -------------  ----------------------

Total distributions to shareholders                      (1,045,484)                (38,375)
                                                       -------------  ----------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase in net assets from capital share
transactions (Note 5)                                     7,712,442               7,319,949
                                                       -------------  ----------------------

Net increase in net assets                                8,387,240               8,277,703

NET ASSETS:

Beginning of period                                       9,851,694               1,573,991
                                                       -------------  ----------------------

END OF PERIOD (Including undistributed
net investment income of $99,596 and
29,439 respectively)                                  $ 18,238,934   $           9,851,694
                                                       =============  ======================



The accompanying notes are an integral part of the financial statements.

Financial Highlights








                                                      For the Six Months     For the      For the
                                                        Ended 4/30/98      Year Ended   Year Ended
                                                          (unaudited)        10/31/97     10/31/96
                                                      ---------------  ---------------  -------------

Per share data (for a share outstanding throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD                $        14.24   $        11.38   $      10.00
                                                      ---------------  ---------------  -------------

Income from investment operations:
   Net investment income                                       0.079            0.101          0.155
   Net realized and unrealized gain on investments             1.450            2.919          1.356
                                                      ---------------  ---------------  -------------

Total from investment operations                               1.529            3.020          1.511
                                                      ---------------  ---------------  -------------

Less distributions to shareholders:
  From net investment income                                  (0.043)          (0.082)        (0.131)
  From net realized gain on investments                       (1.216)          (0.078)            --
                                                      ---------------  ---------------  -------------

Total distributions to shareholders                           (1.259)          (0.160)        (0.131)
                                                      ---------------  ---------------  -------------

NET ASSET VALUE - END OF PERIOD                       $        14.51   $        14.24   $      11.38
                                                      ===============  ===============  =============

Total return 1                                                 12.06%           26.77%         15.21%

Ratios (to average net assets) / Supplemental Data:
    Expenses                                                  1.20%2             1.20%          1.20%
    Net investment income                                     1.54%2             0.94%          1.71%

Portfolio turnover                                                31%             115%            95%

Average commission rate paid                          $       0.0443   $       0.0486   $     0.0655

NET ASSETS - END OF PERIOD (000's omitted)            $       18,239   $        9,852   $      1,574
                                                      ===============  ===============  =============



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income                                          $ 0.074  $0.063   $0.037

Ratios (to average net assets):
   Expenses                                                     1.29%2    1.55%    2.50%
   Net investment income                                        1.45%2    0.59%    0.41%

1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

    Maximum Horizon Series (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the "Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal
    Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars.
    Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

    Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

    MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class, C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses

Notes to Financial Statements (unaudited)

    OTHER
    The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Fund's average daily net assets. The fee amounted to $68,721 for the six months ended April 30, 1998.

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $6,144 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $1,649 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

Notes to Financial Statements (unaudited)

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1998, purchases and sales of securities, other than United States Government securities and short-term securities, were $8,322,160 and $3,545,763, respectively. Purchases and sales of United States Government securities were $1,690,825 and $610,050, respectively.



5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Maximum Horizon Series Class A Common Stock were:






              For the Six Months                 For the Year
              Ended 4/30/98                      Ended 10/31/97
              -------------------                ---------------

                  Shares           Amount            Shares       Amount
              -------------------  ------------  ---------------  -----------
Sold                     563,028   $ 7,762,781          604,488   $8,008,694
Reinvested                82,609     1,042,528            2,983       38,375
Repurchased              (80,471)   (1,092,867)         (54,012)    (727,120)
              -------------------  ------------  ---------------  -----------
Net Increase             565,166   $ 7,712,442          553,459   $7,319,949
              ===================  ============  ===============  ===========



    The Advisor owned 14,098 shares on April 30, 1998 and 12,820 shares on October 31, 1997.

6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

7.  FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter Fund, Inc.

Tax Managed Series

Semi-Annual Report
April 30, 1998

Management Discussion and Analysis (unaudited)

Dear Shareholders:

The Tax Managed Series continues to balance its goals of maintaining stock exposure while seeking to reduce the tax liability of equity gains. Often, this means foregoing opportunities by taking losses to match up with gains. Despite this, the portfolio has earned consistently strong returns, without subjecting shareholders to the full tax liability of those gains.

The other noteworthy development is that as a result of what is happening with the U.S. economy and stock market, we have kept a significant portion of the portfolio invested in foreign stocks at more attractive valuations. This also comes at a time when other countries around the world are improving their competitive advantages relative to the U.S., due in part to their cost-cutting efforts and to currency movements. The U.S. market has had a tremendous run, but investors must be alert to changes in trends. Earnings growth has slowed and sales growth has ground virtually to a halt, while prices have continued to escalate. The more the market is driven by fanfare rather than fundamentals, the greater the risk becomes.

We've responded to an over-valued environment by being very selective, which has led us to choose a growing number of foreign stocks. We anticipate a volatile market environment - which in turn will create further opportunities to manage your tax liability.

As always, it is a privilege to serve you.

Sincerely,

Exeter Asset Management

Portfolio Composition (unaudited)

[graphic]
<pie chart>
Data for pie chart to follow:



                    PORTFOLIO COMPOSITION - AS OF 4/30/98

Cash & Equivalents -                            6%
Chemical & Allied Products -                   13%
Computer Equipment -                            8%
Crude Petroleum & Natural Gas -                 3%
Diamonds -                                      4%
Electronics & Electrical Equipment -            4%
Food & Beverages -                              7%
Glass Products -                                3%
Health Services -                               3%
Miscellaneous* -                               11%
Paper & Allied Products -                      10%
Restaurants -                                   5%
Retail -                                        6%
Technical Instruments & Supplies -              7%
Telecommunication Service -                     7%
Utilities - Electric -                          3%


*Miscellaneous includes:
Air Transportation
Business Services
Design
Computer Integrated Systems Design
Distribution-Wholesale
Primary Metal Industries
Software

Performance Update as of April 30, 1998 (unaudited)



                          Exeter Fund, Inc. - Tax Managed Series


                                                        Total Return
                                                        -------------
Through                             Growth of $10,000                  Average
04/30/98                               Investment       Cumulative     Annual
----------------------------------  ------------------  -------------  --------

One Year                            $           13,081         30.81%    30.81%
Inception2                          $           17,228         72.28%    24.32%









Standard & Poor's 500 Total Return

                                                        Total Return
                                                        -------------
Through                             Growth of $10,000                  Average
04/30/98                               Investment       Cumulative     Annual
----------------------------------  ------------------  -------------  --------

One Year                            $           14,104         41.04%    41.04%
Inception2                          $           20,076        100.76%    32.17%



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed
Series from its inception (11/1/95) to present
(4/30/98) as compared to the Standard &
Poor's (S&P) 500 Total Return Index. 1

[graphic]
<line chart>
Data for line chart to follow:





          Exeter Fund Tax Managed Series  Standard & Poors 500 Total Return Index

11/01/95  10,000                                                           10,000
04/30/96  10,980                                                           11,376
10/31/96  11,630                                                           12,408
04/30/97  13,170                                                           14,233
10/31/97  15,200                                                           16,392
04/30/98  17,228                                                           20,076



1The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange,
and the Over-the-Counter Market.   The Index returns assume
reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2 The Fund and Index performance are calculated from November 1,
1995, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

Investment Portfolio - April 30, 1998 (unaudited)





                                                    VALUE
                                           SHARES   (NOTE 2)
COMMON STOCK - 93.76%

AIR TRANSPORTATION - 1.75%
  FDX Corp.*                                  200  $ 13,600
                                                   ---------

BUSINESS SERVICES - 1.83%
  National Data Corp                          348    14,203
                                                   ---------

CHEMICAL & ALLIED PRODUCTS - 12.88%
  Celltech plc* (United Kingdom) (Note 7)   3,500    20,098
  Johnson & Johnson                           175    12,491
  Mallinckrodt, Inc.                          750    24,188
  Pharmacia & Upjohn, Inc.                    375    15,773
  R.P. Scherer Corp.*                         375    27,375
                                                   ---------
                                                     99,925
                                                   ---------

COMPUTER EQUIPMENT - 7.50%
  Bell & Howell Co.*                        1,250    34,531
  International Game Technology               850    23,641
                                                   ---------
                                                     58,172
                                                   ---------

Computer Integrated Systems Design - 2.50%
  HBO & Co.                                   325    19,439
                                                   ---------

CRUDE PETROLEUM & NATURAL GAS - 2.93%
  Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Note 7)                             900    22,775
                                                   ---------

DIAMONDS - 4.15%
  De Beers Centenary AG - ADR (Note 7)      1,250    32,187
                                                   ---------

DISTRIBUTION - WHOLESALE - 1.09%
  IKON Office Solutions, Inc.                 350     8,466
                                                    ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.94%
   Motorola, Inc.                              550    30,594
                                                    ---------

FOOD & BEVERAGES - 7.09%
   Allied Domecq plc - ADR (Note 7)          2,000    20,632
   Diageo plc- ADR (Note 7)                    453    21,772
   Unilever plc - ADR (Note 7)                 300    12,675
                                                    ---------
                                                      55,079
                                                    ---------



The accompanying notes are an integral part of the financial statements.





                                                    VALUE
                                           SHARES  (NOTE 2)
GLASS PRODUCTS - 2.80%
  Corning, Inc.                               425 $17,000
  Libbey, Inc.                                125   4,719
                                                   ------
                                                   21,719

HEALTH SERVICES - 3.43%
  MedPartners, Inc.*                        2,600  26,650
                                                  --------

PAPER & ALLIED PRODUCTS - 9.76%
  Aracruz Celulose S.A - ADR (Note 7)       1,400  22,050
  Asia Pulp & Paper Co. Ltd. -ADR (Note 7)  1,300  18,931
  Fort James Corp.                            240  11,910
  Kimberly-Clark Corp.                        450  22,838
                                                   ------
                                                   75,729
                                                   ------

PRIMARY METAL INDUSTRIES - 2.35%
  American Superconductor Corp.*            1,000  13,437
  Gibraltar Steel Corp.*                      200   4,800
                                                    ------
                                                   18,237
                                                   ------

RESTAURANTS - 5.18%
  McDonald's Corp.                            650  40,219
                                                   ------

RETAIL - SPECIALTY STORES - 5.82%
  Fingerhut Companies, Inc.                   500  14,813
  Home Depot, Inc.                            150  10,444
  Tandy Corp.                                 400  19,900
                                                   ------
                                                   45,157
                                                   ------

SOFTWARE - 1.93%
  Broderbund Software, Inc.*                  350   6,256
  Symantec Corp.*                             300   8,700
                                                   ------
                                                   14,956
                                                   ------

TECHNICAL INSTRUMENTS & SUPPLIES - 6.85%
  Eastman Kodak Co.                           450  32,484
  Millipore Corp.                             600  20,700
                                                   ------
                                                   53,184
                                                   ------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 1998 (unaudited)





                                                         VALUE
                                                SHARES  (NOTE 2)
TELECOMMUNICATION SERVICE - 6.95%
  Compania Anonima Nacional Telefonos de
     Venezuela (CANTV) - ADR (Note 7)              700  $ 23,450
  Telecomunicacoes Brasileiras S.A. (Telebras) -
     ADR (Note 7)                                  250    30,453
                                                        ---------
                                                          53,903
                                                        ---------

UTILITIES-ELECTRIC - 3.03%
  Enersis S.A. - ADR (Note 7)                      800    23,550
                                                        ---------

TOTAL COMMON STOCK
  (Identified Cost $595,785)                             727,744
                                                        ---------

SHORT-TERM INVESTMENTS - 6.42%
  Dreyfus Treasury Cash Management Fund
  (Identified Cost  $49,803)                    49,803     49,803
                                                        ---------


TOTAL INVESTMENTS - 100.18%
  (Identified Cost  $645,588)                            777,547

LIABILITIES, LESS OTHER ASSETS - (0.18)%                  (1,478)
                                                        ---------

NET ASSETS - 100%                                       $776,069
                                                        =========



*Non-income producing security






FEDERAL TAX INFORMATION:

At April 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of $645,588 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost                              $140,853

Aggregate gross unrealized depreciation for all investments in
which there was an excess of tax cost over value                                   (8,894)
                                                                                 ---------

UNREALIZED APPRECIATION - NET                                                    $131,959
                                                                                 =========



The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)






APRIL 30, 1998

ASSETS:

Investments, at value (identified cost $645,588)(Note 2)  $777,547
Dividends receivable                                         2,453
Receivable from investment advisor (Note 3)                  9,912
                                                          --------

TOTAL ASSETS                                               789,912
                                                          --------


LIABILITIES:

Accrued Directors' fees (Note 3)                             3,394
Transfer agent fees payable (Note 3)                            77
Audit fee payable                                            3,226
Other payables and accrued expenses                          7,146
                                                          --------

TOTAL LIABILITIES                                           13,843
                                                          --------

NET ASSETS FOR 46,273 SHARES OUTSTANDING                  $776,069
                                                          ========


NET ASSETS CONSIST OF:

Capital stock                                             $    463
Additional paid-in-capital                                 598,103
Undistributed net investment income                          4,447
Accumulated net realized gain on investments                41,097
Net unrealized appreciation on investments                 131,959
                                                          --------

TOTAL NET ASSETS                                          $776,069
                                                          ========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($776,069/46,273 shares)                               $  16.77
                                                          ========



The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)






FOR THE SIX MONTHS ENDED APRIL 30, 1998

INVESTMENT INCOME:

Dividends                                                 $  7,044
Interest                                                     1,257
                                                          ---------

Total Investment Income                                      8,301
                                                          ---------


EXPENSES:

Management fees (Note 3)                                     3,211
Directors' fees (Note 3)                                     4,317
Transfer agent fees (Note 3)                                    77
Audit fee                                                    4,710
Registration and filing fees                                 2,962
Custodian fee                                                1,116
Miscellaneous                                                  584
                                                          ---------

Total Expenses                                              16,977

Less Reduction of Expenses (Note 3)                        (13,123)
                                                          ---------

Net Expenses                                                 3,854
                                                          ---------

NET INVESTMENT INCOME                                        4,447
                                                          ---------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments (identified cost basis)    41,099
Net change in unrealized appreciation on investments        42,351
                                                          ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                           83,450
                                                          ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $ 87,897
                                                          =========



The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets






                                                                 For the       For the
                                                            Six Months Ended    Year
                                                                 4/30/98       Ended
                                                               (unaudited)   10/31/97
                                                        -------------------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)                                         4,447       ($289)
Net realized gain on investments                                    41,099      14,448
Net change in unrealized appreciation on investments                42,351      58,457
                                                        -------------------  ----------

Net increase in net assets from operations                          87,897      72,616
                                                        -------------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net realized gain on investments                              (14,205)         --
                                                        -------------------  ----------

CAPITAL STOCK ISSUED AND REPURCHASED:


Net increase in net assets from capital share
   transactions (Note 5)                                           178,180     227,201
                                                        -------------------  ----------

Net increase in net assets                                         251,872     299,817

NET ASSETS:

Beginning of period                                                524,197     224,380
                                                        -------------------  ----------

END OF PERIOD (including undistributed net investment
   income of $4,447 and $0, respectively)               $          776,069   $ 524,197
                                                        ===================  ==========



The accompanying notes are an integral part of the financial statements.

Financial Highlights






                                                          For the
                                                         Six Months         For the      For the Year
                                                        Ended 4/30/98     Year Ended        Ended
                                                          (unaudited)      10/31/97        10/31/96
                                                      ---------------  -------------  --------------
Per share data (for a share outstanding throughout
each period):

NET ASSET VALUE - BEGINNING OF PERIOD                 $        15.20   $      11.63   $       10.00
                                                      ---------------  -------------  --------------

Income from investment operations:
   Net investment income (loss)                                0.096         (0.008)         (0.020)
   Net realized and unrealized gain (loss)
      on investments                                           1.871          3.578           1.650
                                                      ---------------  -------------  --------------

Total from investment operations                               1.967          3.570           1.630
                                                      ---------------  -------------  --------------

Less distributions to shareholders:
   From net realized gain on investments                      (0.397)            --              --
                                                      ---------------  -------------  --------------

NET ASSET VALUE - END OF PERIOD                       $        16.77   $      15.20   $       11.63
                                                      ===============  =============  ==============

Total return 1                                                 13.34%         30.70%          16.30%

Ratios (to average net assets) / Supplemental Data:
    Expenses*                                                 1.20%2           1.20%           1.20%
    Net investment income (loss)*                             1.38%2         (0.09%)         (0.21%)

Portfolio turnover                                                32%           103%             78%

Average commission rate paid                          $       0.0502   $     0.0625   $      0.0757

NET ASSETS - END OF PERIOD (000's omitted)            $          776   $        524   $         224
                                                      ===============  =============  ==============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss)                                     ($0.189)  ($0.620)  ($0.144)

Ratios (to average net assets):
   Expenses                                                       5.29%2      8.08%     2.50%
   Net investment (loss)                                        (2.71%)2    (6.97%)   (1.51%)

1 Represents aggregate total return for the period indicated.
2 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statments (unaudited)

1.  ORGANIZATION

    Tax Managed Series (the "Fund") is a no-load diversified series of Exeter Fund, Inc. (the "Corporation"), formerly known as Manning & Napier Fund, Inc. The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of April 30, 1998, 940 million shares have been designated in total among 19 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION
    Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

    Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

    Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

    Short-term investments that mature in sixty days or less are valued at amortized cost.

    SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
    Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

    Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

    FEDERAL INCOME TAXES
    The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes to Financial Statements (unaudited)

    FEDERAL INCOME TAXES (continued)
    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTIONS OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST
    The Fund is authorized to issue five classes of shares (Class A, Class B, Class C, Class D, and Class E shares). Currently, only Class A shares have been issued. The five classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    OTHER
    The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)

3.  TRANSACTIONS WITH AFFILIATES

    The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc.(the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Fund's average daily net assets. The fee amounted to $3,211 for the six months ended April 30, 1998.

    Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

    The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $9,912 for the six months ended April 30, 1998, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%; this fee amounted to $77 for the six months ended April 30, 1998.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $4,317 for the six months ended April 30, 1998.

4.  PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 1998, purchases and sales of securities, other than United States Government securities and short-term securities, were $372,661 and $191,564, respectively.

Notes to Financial Statements (unaudited)

5.  CAPITAL STOCK TRANSACTIONS

    Transactions in shares of Tax Managed Series Class A Common Stock were:







                      For the Six Months                 For the Year
                        Ended 4/30/98                   Ended 10/31/97
                      -------------------             ---------------
              Shares               Amount         Shares       Amount
              -------------------  ---------  ---------------  ---------
Sold                      16,614   $247,377           16,041   $239,934
Reinvested                   962     13,996                -          -
Repurchased               (5,794)   (83,193)            (850)   (12,733)
               ------------------  ----------  --------------  ---------
Net increase              11,782   $178,180           15,191   $227,201
                        ========   =========         ========  =========



    The Advisor owned 12,841 shares on April 30, 1998 and 12,500 shares on October 31, 1997.

6.  FINANCIAL INSTRUMENTS

    The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on April 30, 1998.

7.  FOREIGN SECURITIES

    Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future
    adverse political and economic developments.   Moreover, securities of
    foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.